UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-2421



                    The Tax-Exempt Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: February 28, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

THE TAX-EXEMPT BOND FUND OF AMERICA

[photo of two construction workers talking superimposed over a photo of a steel frame]

Semi-annual report for the six months ended February 28, 2005




THE TAX-EXEMPT BOND FUND OF AMERICA(R) seeks a high level of federally tax-exempt current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005 (the most recent calendar quarter):



                                               1 year           5 years          10 years
Class A shares
Reflecting 3.75% maximum sales charge          -1.38%           +5.33%            +5.54%



The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 20 for details.

The fund's 30-day yield for Class A shares as of March 31, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 3.31%, which reflects a fee waiver (3.30% without the fee waiver). (This is equivalent to a taxable yield of 5.09%, which reflects the fee waiver -- 5.08% without the fee waiver, for investors in the 35% tax bracket.) The fund's distribution rate for Class A shares as of that date was 3.92% (3.90% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Other share class results and important information can be found on page 24.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Income may be subject to state or local taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gains distributions, if any, are taxable. Certain other income, as well as capital gain distributions, may be taxable.

[photo - man wearing hard hat looking up at steel construction of a building]

FELLOW SHAREHOLDERS:

For the six months ended February 28, 2005, The Tax-Exempt Bond Fund of America provided shareholders with a steady stream of tax-exempt income and held its value in an environment of rising short-term interest rates. During the period, the fund paid dividends totaling 25 cents a share.

o Investors who took their dividends in cash earned a tax-free income return of 2.03% (4.06% on an annualized basis).

o Shareholders who reinvested their dividends, as most investors do, earned an income return of 2.05% (4.10% on an annualized basis).

o To match the 4.10% annualized income return, investors in the maximum 35% federal income tax bracket would have had to earn 6.31% from a taxable investment.

Over the six-month period, the net asset value of Class A shares remained unchanged at $12.51 a share. The fund's total return of 2.05% came entirely from the tax-exempt income it produced.

[Begin Sidebar]
INVESTMENT HIGHLIGHTS through February 28, 2005


6-month total return
(income plus capital changes, with dividends reinvested)                                                +2.05%

Tax-free distribution rate for February (income return only, reflecting 3.75%
maximum sales charge)
With a fee waiver                                                                                       +3.89%
Without a fee waiver                                                                                    +3.88%

Taxable equivalent distribution rate (assuming a 35% federal tax rate)
With a fee waiver                                                                                       +5.98%
Without a fee waiver                                                                                    +5.97%

SEC 30-day tax-free yield (reflecting 3.75% maximum sales charge)
With a fee waiver                                                                                       +3.14%
Without a fee waiver                                                                                    +3.13%

Taxable equivalent SEC yield (assuming a 35% federal tax rate)
With a fee waiver                                                                                       +4.83%
Without a fee waiver                                                                                    +4.82%

Distribution rates and yields are annualized.
For current yield information, please call toll-free: 800/421-0180.


[End Sidebar]

The 2.05% total return fell just shy of the return produced by the fund's peer group. The average total return of the 296 general municipal debt funds tracked by Lipper was 2.14%. The unmanaged Lehman Brothers Municipal Bond Index, which measures a wide variety of tax-exempt bonds but does not include expenses, gained 2.40% in value.

BOND MARKET OVERVIEW

During the first half of this fiscal year, movement in bond prices disproved the old adage that past is prologue. In the past, when the central bank pushed short-term interest rates higher, long-term rates typically followed suit. However, in the six months ended February 28, 2005, long-term interest rates remained essentially unchanged despite higher short-term rates. This experience was unprecedented.

The Federal Reserve Board began nudging short-term interest rates higher last summer as the economy showed signs of growth and concerns about inflation increased. The Fed boosted the federal funds rate, the rate banks charge each other for overnight loans, 0.25% in June 2004. In the eight months to the end of the period, the Fed raised the rate by that same amount five more times. After the end of the period, the Fed raised rates again. As a result, the rate has moved to 2.75% from 1%.

As the fund's fiscal year began in September 2004, surging commodities prices, especially oil prices, and a weakening dollar had most analysts predicting that intermediate- and long-term rates would follow the path of short-term rates and go higher. These concerns, however, have not translated into a broad-based increase in prices and there has been little pressure for higher wages yet either. Market participants also credit the Fed's steady approach and its openness about its actions, which has reassured investors that, in the long run, inflation is not a threat.

HOW THE FUND RESPONDED

The surprising reaction of long-term rates -- remaining stable rather than following short-term rates higher -- and how we had structured the portfolio had an impact on the fund's returns. As short-term rates began to rise, the fund's portfolio counselors took a more cautionary stance, shortening the maturity structure of the fund. This defensive strategy reflects our dedication to preserving our investors' capital. It would have reduced the fund's exposure to rising long-term rates, but also caused us to miss some opportunities and altered the potential for higher income and modest capital appreciation over the near-term, since long-term rates remained steady.

The Tax-Exempt Bond Fund of America has two principal goals -- high, tax-exempt income and preservation of capital. The fund's emphasis on capital preservation has been a hallmark of the fund over its lifetime and has helped us deliver attractive current income and consistent results with a relatively low level of volatility. We acted accordingly during the first half of this fiscal year when we believed that the risk of holding long-term bonds outweighed the slightly higher yields offered by those securities.

The dynamics of risk and return also influenced our decision to maintain the portion of the portfolio invested in lower rated, higher yielding bonds at about 25%. The fund can invest up to 35% of its assets in such bonds. While lower rated bonds offer a higher yield, we believe that in the current environment, investors are not being adequately rewarded for the additional risk they assume when buying many of these bonds. The high-yield bonds currently in the fund's portfolio represent high-conviction improving credits that we have thoroughly researched and believe are priced adequately to compensate our shareholders for the risk they're taking.

LOOKING AHEAD

The Fed has indicated clearly that it intends to continue raising short-term rates. How that increase will impact economic activity and intermediate- and long-term bonds in the next six months is less clear. We believe a cautious outlook is warranted whether long-term rates eventually rise, as we believe they will, or remain stable and the spread between short- and long-term rates stays narrow.

In this unclear environment, we will continue to rely on our fundamental research to find bonds that offer investors the proper level of reward for the risks involved.

We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.              /s/ Neil L. Langberg
Paul G. Haaga, Jr.                  Neil L. Langberg
Chairman of the Board               President

April 13, 2005

For current information about the fund, visit americanfunds.com.


WHY TAX-FREE INVESTING CAN BE WORTHWHILE



                                                                                                    The fund's 3.89%
                                                                                                tax-exempt distribution
                                                                                 Current         rate in February(3) is
                      Your taxable income(1)                                     federal        equivalent to a taxable
             Single                                Joint                       tax rate(2)        distribution rate of:

$            0 -       7,150          $           0 -      14,300                 10.0%                  4.32%
         7,151 -      29,050                 14,301 -      58,100                 15.0                   4.58
        29,051 -      70,350                 58,101 -     117,250                 25.0                   5.19
        70,351 -     146,750                117,251 -     178,650                 28.0                   5.40
       146,751 -     319,100                178,651 -     319,100                 33.0                   5.81
          Over 319,100                         Over 319,100                       35.0                   5.98

(1)  2004 federal tax brackets used are projected.

(2) The federal rates are marginal rates. They do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

(3) The fund's distribution rate in the Investment Highlights table is based on offering price and therefore reflects the effects of the maximum sales charge on the initial investment. It is not a projection of future results, which will be affected by, among other things, interest rate levels, changes in the value of portfolio securities, the effects of portfolio transactions and fund expenses.


SUMMARY INVESTMENT PORTFOLIO, February 28, 2005
                                                                      unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

QUALITY RATINGS*

[begin pie chart]
Aaa/AAA                                                        41.3 %
Aa/AA                                                          20.2
A/A                                                             9.2
Baa/BBB                                                        13.5
Below investment-grade                                         11.3
Cash & equivalents                                              4.5
[end pie chart]

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analyst.


                                                                                               Principal        Market     Percent
                                                                                                  amount         value      of net
Bonds & notes  - 95.48%                                                                            (000)         (000)      assets


Alaska  - 1.16%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001, 5.375% 2021                                                                $    12,850    $   12,644        .34%
Other securities                                                                                                31,012         .82
                                                                                                                43,656        1.16

California  - 5.45%
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 6.25% 2033                                                                   12,560        12,811         .34
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, 6.125% 2023 (preref. 2005)                                                    12,500        12,920         .35
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001
     Election, Series A, 5.50% 2016                                                               10,500        11,766         .31
Other securities                                                                                               166,910        4.45
                                                                                                               204,407        5.45

Colorado  - 2.93%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project),
     6.95% 2020 (preref. 2005)                                                                    17,500        18,435         .49
Other securities                                                                                                91,396        2.44
                                                                                                               109,831        2.93


Florida  - 5.99%
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital
     Projects Loan Program - Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032        12,485        13,394         .36
Other securities                                                                                               211,222        5.63
                                                                                                               224,616        5.99

Georgia  - 2.49%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series
     2004-J, FSA insured, 5.00% 2034                                                              26,955        27,940         .74
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024         10,000        10,885         .29
Other securities                                                                                                54,673        1.46
                                                                                                                93,498        2.49

Illinois  - 9.61%
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds,
     MBIA insured:
 Series 2004-A, 5.00% 2031                                                                        10,430        10,794
 Series 2004-B, 5.00% 2007                                                                        10,000        10,400         .56
G.O. Bonds, Series of March 2004-A, 5.00% 2034                                                    10,870        11,240         .30
Other securities                                                                                               328,212        8.75
                                                                                                               360,646        9.61

Indiana  - 2.61%
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group,  Daughters
     of Charity National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)                 13,610        14,350         .38
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
     Series 1996-A, 5.50% 2016                                                                    10,250        10,694         .29
Other securities                                                                                                72,720        1.94
                                                                                                                97,764        2.61

Louisiana  - 2.56%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
     (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC
     insured, 6.30% 2030                                                                          11,500        12,637         .34
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                           30,920        30,400         .81
Other securities                                                                                                53,019        1.41
                                                                                                                96,056        2.56


Maryland - 1.25%                                                                                                46,786        1.25


Massachusetts  - 2.35%
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2004-B, 4.00% 2012         13,005        13,427         .36
Other securities                                                                                                74,838        1.99
                                                                                                                88,265        2.35


Michigan - 3.09%                                                                                               116,078        3.09



Nevada  - 2.90%
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local
     Improvement Bonds, Series 1999, 7.50% 2019                                                   15,420        16,807         .45
Other securities                                                                                                92,167        2.45
                                                                                                               108,974        2.90

New Jersey  - 3.64%
Certs. of Part., Series 2004-A, 5.00% 2010                                                        11,395        12,254         .33
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured:
 5.375% 2015                                                                                      10,250        11,281
 5.50% 2016                                                                                        9,500        10,624         .58
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, FGIC
     insured, 5.25% 2015                                                                          12,400        13,893         .37
Other securities                                                                                                88,680        2.36
                                                                                                               136,732        3.64

New York  - 9.27%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational
     Facs. Issue):
 Series 2002-B, 5.25% 2023 (put 2012)                                                             24,500        26,981
 Series 2002-B, 6.00% 2029 (put 2012)                                                             10,000        11,430
 6.00%-7.50% 2007-2013                                                                             7,660         8,957        1.26
City of New York, G.O. Bonds, 4.50%-6.50% 2006-2021                                               50,745        54,898        1.46
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds:
 Series 2003-A, 5.50% 2026                                                                        29,300        32,561
 Series 2003-B, 5.25% 2029                                                                        11,600        12,617
 4.50%-5.375% 2015-2027                                                                            8,560         8,789        1.44
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002,
     5.50% 2015                                                                                   13,250        14,582         .39
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire
     State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)                                      13,000        14,004         .38
Other securities                                                                                               162,834        4.34
                                                                                                               347,653        9.27

North Carolina  - 2.27%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds:
 Series 1993-B, 7.00% 2008                                                                        10,720        11,782
 5.25%-7.25% 2006-2026                                                                            46,325        50,271        1.65
Other securities                                                                                                23,218         .62
                                                                                                                85,271        2.27

Ohio  - 1.12%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects),
     Series 2004-C, MBIA insured, 5.25% 2017                                                      10,000        11,285         .30
Other securities                                                                                                30,690         .82
                                                                                                                41,975        1.12

Pennsylvania  - 2.86%
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds (ACTS
     Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028                  17,500        17,574         .47
Other securities                                                                                                89,821        2.39
                                                                                                               107,395        2.86


South Carolina  - 1.16%
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
     Series 2001-B, 6.00% 2022                                                                    14,090        14,282         .38
Other securities                                                                                                29,252         .78
                                                                                                                43,534        1.16

Tennessee  - 2.38%
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
     Express Corp.), Series 2002, 5.05% 2012                                                      10,900        11,698         .31
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds
     (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)                         21,400        22,652         .60
Other securities                                                                                                55,032        1.47
                                                                                                                89,382        2.38

Texas  - 12.11%
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Healthcare System), Series 2001-A, 6.375% 2029                                               13,900        15,237         .41
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann
     Hospital System Project), Series 1998, FSA insured, 5.50% 2015                               10,325        11,611         .31
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building
     Bonds, Series 2005, FSA insured, 5.00% 2032                                                  20,000        20,708         .55
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
     Series 2001-A, 5.50% 2022 (put 2011)                                                         14,000        15,159         .40
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds, Series
     2004-B, AMBAC insured, 5.00% 2034 (put 2008)                                                 12,700        13,522         .36
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes,
     Series 2002, 5.00% 2008                                                                      11,000        11,718         .31
Other securities                                                                                               366,535        9.77
                                                                                                               454,490       12.11



Washington  - 7.00%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise
     Tax Bonds, Series 1999, FGIC insured, 4.75% 2028                                             21,940        22,107         .59
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series
     2001-A, FSA insured, 5.50% 2016                                                              13,000        14,476         .39
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds,
     5.25%-5.50% 2008-2015                                                                         8,000         8,769
Energy Northwest, Electric Rev. Ref. Bonds, 5.50% 2013-2016                                       15,100        16,923
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series
     1994-A, 6.00% 2007                                                                           19,900        21,335
Public Power Supply System, Rev. Ref. Bonds, 5.00%-7.125% 2012-2016                               16,450        18,632        1.75
Other securities                                                                                               160,217        4.27
                                                                                                               262,459        7.00

Wisconsin  - 1.83%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     6.125% 2027                                                                                  18,890        19,429         .52
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009                                 9,645        10,340         .28
Other securities                                                                                                38,774        1.03
                                                                                                                68,543        1.83


Other states & territories - 9.45%
Commonwealth of Puerto Rico, Public Fin. Corp. (Commonwealth Appropriation Bonds),
     Series 2004-A, 5.75% 2027 (put 2012)                                                         10,000        11,123         .30
Commonwealth of Puerto Rico, Public Improvement Ref. G.O. Bonds, Series 2003-C,
     5.00% 2018 (put 2008)                                                                        10,500        11,109         .29
Fairfax County Econ. Dev. Auth. (Virginia), Retirement Community Rev. Bonds
     (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029                                  15,500        16,540         .44
Other securities                                                                                               315,811        8.42
                                                                                                               354,583        9.45



Total bonds & notes (cost: $3,416,377,000)                                                                   3,582,594       95.48



                                                                                               Principal        Market     Percent
                                                                                                  amount         value      of net
Short-term securities  - 3.99%                                                                     (000)         (000)      assets


Town of Hurley, New Mexico, Pollution Control Rev. Bonds (Kennecott Santa Fe Corp.
     Project), Series 1985, 1.81% 2015 (1)                                                    $    7,600   $     7,600
County of Salt Lake, Utah, Pollution Control Rev. Ref. Bonds (Service Station
     Holding Inc.), Series 1994, 1.81% 2008 (1)                                                    2,960         2,960
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska)
     Inc. Project), Series 2003-B, 1.81% 2037 (1)                                                  1,550         1,550        .32%

Public Building Auth. of the County of Montgomery, Tennessee, Adjustable Rate
     Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool): (1)
 Series 1997, 1.87% 2027 (2)                                                                       6,885         6,885
 Series 1999, 1.87% 2029                                                                          10,200        10,200
 Series 2002, 1.80% 2032                                                                           3,100         3,100
 Series 2004, 1.80% 2034                                                                           4,600         4,600         .66

State of New Mexico, Tax and Rev. Anticipation Notes, Series 2004-A:
 4.00% 6/30/2005                                                                                   3,000         3,018
 5.00% 6/30/2005                                                                                  10,000        10,089         .35

New York City, New York, Transitional Fin. Auth., Future Tax Secured Bonds,
     Fiscal Series 2003-C, Subseries C-5, 1.86% 2031 (1)                                           9,000         9,000         .24

Other securities                                                                                                90,484        2.42



Total short-term securities (cost: $149,503,000)                                                               149,486        3.99


Total investment securities (cost: $3,565,880,000)                                                           3,732,080       99.47
Other assets less liabilities                                                                                   19,961         .53
Net assets                                                                                                  $3,752,041     100.00%


"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio, including some securities for which resale may be limited to qualified institutional buyers or may require registration. The total value of such restricted securities $6,354,000, which represented 0.17% of the net assets of the fund.

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at February 28, 2005                          (dollars and shares in thousands,
                                                      except per-share amounts)

Assets:
 Investment securities at market
  (cost: $3,565,880)                                                                                          $3,732,080
 Cash                                                                                                                 28
 Receivables for:
  Sales of fund's shares                                                               $11,026
  Interest                                                                              45,329                    56,355
                                                                                                               3,788,463
Liabilities:
 Payables for:
  Purchases of investments                                                              25,931
  Repurchases of fund's shares                                                           4,031
  Dividends on fund's shares                                                             3,617
  Investment advisory services                                                             831
  Services provided by affiliates                                                        1,884
  Deferred Directors' compensation                                                         114
  Other fees and expenses                                                                   14                    36,422
Net assets at February 28, 2005                                                                               $3,752,041

Net assets consist of:
 Capital paid in on shares of capital stock                                                                   $3,588,463
 Undistributed net investment income                                                                               4,655
 Accumulated net realized loss                                                                                    (7,277)
 Net unrealized appreciation                                                                                     166,200
Net assets at February 28, 2005                                                                               $3,752,041

Total authorized capital stock - 500,000 shares, $.001 par value (299,923 total shares outstanding)

                                                               Net assets          Shares outstanding           Net asset value
                                                                                                                  per share (1)

Class A                                                        $3,273,966                     261,707                    $12.51
Class B                                                           118,180                       9,447                     12.51
Class C                                                           146,202                      11,687                     12.51
Class F                                                           159,827                      12,776                     12.51
Class R-5                                                          53,866                       4,306                     12.51

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.00.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended February 28, 2005              (dollars in thousands)

Investment income:
 Income:
  Interest                                                                                                        $84,320

 Fees and expenses:
  Investment advisory services                                                           $5,348
  Distribution services                                                                   5,386
  Transfer agent services                                                                   370
  Administrative services                                                                   246
  Reports to shareholders                                                                    80
  Registration statement and prospectus                                                     189
  Postage, stationery and supplies                                                           56
  Directors' compensation                                                                    36
  Auditing and legal                                                                         11
  Custodian                                                                                  13
  Federal and state income taxes                                                            214
  Other                                                                                      42
  Total expenses before waiver                                                           11,991
   Waiver of expenses                                                                       267                    11,724
 Net investment income                                                                                             72,596

Net realized gain and unrealized
 depreciation on investments:
 Net realized gain on
  investments                                                                                                       1,080
 Net unrealized depreciation on
  investments                                                                                                      (1,007)
   Net realized gain and
    unrealized depreciation
    on investments                                                                                                     73
Net increase in net assets resulting
 from operations                                                                                                  $72,669


See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                     Six months                Year ended
                                                                             ended February 28,                August 31,
                                                                                          2005*                      2004
Operations:
 Net investment income                                                                  $72,596                  $141,182
 Net realized gain (loss) on investments                                                  1,080                    (1,098)
 Net unrealized (depreciation) appreciation
  on investments                                                                         (1,007)                   86,415
  Net increase in net assets
   resulting from operations                                                             72,669                   226,499

Dividends paid or accrued to
 shareholders from net investment income                                                (72,207)                 (139,257)

Capital share transactions                                                              250,056                   168,929

Total increase in net assets                                                            250,518                   256,171

Net assets:
 Beginning of period                                                                  3,501,523                 3,245,352
 End of period (including
  undistributed net investment income:
  $4,655 and $4,266,
  respectively)                                                                      $3,752,041                $3,501,523

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class A             Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                 None          Declines from 5% to zero    Class B converts to Class A,
                                               for redemptions within          after eight years
                                               six years of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                 None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5                None                    None                          None

---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2005, the cost of investment securities for federal income tax purposes was $3,561,456,000.

As of February 28, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                            $3,881
Accumulated short-term capital losses                                                                          (8,135)
Undistributed long-term capital gains                                                                             940
Gross unrealized appreciation on investment securities                                                        182,806
Gross unrealized depreciation on investment securities                                                        (12,182)
Net unrealized appreciation on investment securities                                                          170,624

Accumulated short-term capital losses above include capital loss carryforwards of $382,000 and $7,975,000 expiring in 2011 and 2012, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended February 28, 2005, the fund realized, on a tax basis, a net capital gain of $1,162,000.

Distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Share class                                          Six months ended February 28, 2005               Year ended August 31, 2004
Class A                                                                        $ 64,289                                $ 125,410
Class B                                                                           1,968                                    4,045
Class C                                                                           2,237                                    4,270
Class F                                                                           2,692                                    3,670
Class R-5                                                                         1,021                                    1,862
Total                                                                          $ 72,207                                $ 139,257

3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.13% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2005, CRMC reduced investment advisory services fees by $267,000. As a result, the fee shown on the accompanying financial statements of $5,348,000, which was equivalent to an annualized rate of 0.298%, was reduced to $5,081,000, or 0.283% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2005, unreimbursed expenses subject to reimbursement totaled $3,031,000 for Class A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F                                                      0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

          Expenses under the agreements described on the previous page for the six months ended February 28, 2005, were as follows (dollars in thousands):

         -----------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent          Administrative services
                            services         services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent
                                                             administrative        services
                                                                services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class A         $3,932            $354          Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class B           588              16           Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class C           696           Included             $104                $5
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class F           170           Included             102                 10
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              24                  1
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
              Total          $5,386            $370               $230                $16
         -----------------------------------------------------------------------------------------

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $36,000, shown on the accompanying financial statements, includes $23,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                            Reinvestments of
Share class                                                                   Sales(1)                dividends and distributions
                                                                         Amount       Shares               Amount          Shares
Six months ended February 28, 2005
Class A                                                               $ 343,912       27,416             $ 46,061           3,675
Class B                                                                   5,675          453                1,465             117
Class C                                                                  25,939        2,068                1,645             131
Class F                                                                  52,099        4,153                2,140             171
Class R-5                                                                 8,621          687                  235              19
Total net increase
   (decrease)                                                         $ 436,246       34,777             $ 51,546           4,113

Year ended August 31, 2004
Class A                                                               $ 568,531       45,679             $ 89,167           7,169
Class B                                                                  18,004        1,447                3,001             241
Class C                                                                  39,738        3,193                3,257             262
Class F                                                                  77,107        6,200                2,897             233
Class R-5                                                                10,866          877                  280              23
Total net increase
   (decrease)                                                         $ 714,246       57,396             $ 98,602           7,928




Share class                                                                 Repurchases(1)               Net increase (decrease)
                                                                         Amount       Shares               Amount          Shares
Six months ended February 28, 2005
Class A                                                              $ (199,737)     (15,927)           $ 190,236          15,164
Class B                                                                  (7,539)        (602)                (399)            (32)
Class C                                                                 (14,967)      (1,193)              12,617           1,006
Class F                                                                 (14,472)      (1,155)              39,767           3,169
Class R-5                                                                (1,021)         (81)               7,835             625
Total net increase
   (decrease)                                                        $ (237,736)     (18,958)           $ 250,056          19,932

Year ended August 31, 2004
Class A                                                              $ (556,968)     (44,924)           $ 100,730           7,924
Class B                                                                 (19,539)      (1,578)               1,466             110
Class C                                                                 (33,115)      (2,676)               9,880             779
Class F                                                                 (29,892)      (2,413)              50,112           4,020
Class R-5                                                                (4,405)        (355)               6,741             545
Total net increase
   (decrease)                                                        $ (643,919)     (51,946)           $ 168,929          13,378

(1) Includes exchanges between share classes of the fund.

5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $426,649,000 and $117,783,000, respectively, during the six months ended February 28, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2005, the custodian fee of $13,000, shown on the accompanying financial statements, includes $2,000 that was offset by this reduction, rather than paid in cash.


Financial highlights (1)

                                                                                      Income from investment operations(2)
                                                                                                         Net
                                                                 Net asset                     gains (losses)
                                                                    value,           Net       on securities           Total from
                                                                 beginning    investment      (both realized           investment
                                                                 of period        income      and unrealized)          operations
Class A:
 Six months ended 2/28/2005 (5)                                     $12.51          $.26                  $- (6)             $.26
 Year ended 8/31/2004                                                12.17           .53                 .33                  .86
 Year ended 8/31/2003                                                12.41           .54                (.22)                 .32
 Year ended 8/31/2002                                                12.38           .57                 .06                  .63
 Year ended 8/31/2001                                                11.81           .60                 .57                 1.17
 Year ended 8/31/2000                                                11.86           .60                (.01)                 .59
Class B:
 Six months ended 2/28/2005 (5)                                      12.51           .21                   - (6)              .21
 Year ended 8/31/2004                                                12.17           .44                 .33                  .77
 Year ended 8/31/2003                                                12.41           .44                (.22)                 .22
 Year ended 8/31/2002                                                12.38           .48                 .06                  .54
 Year ended 8/31/2001                                                11.81           .52                 .57                 1.09
 Period from 3/15/2000 to 8/31/2000                                  11.50           .21                 .34                  .55
Class C:
 Six months ended 2/28/2005 (5)                                      12.51           .20                   - (6)              .20
 Year ended 8/31/2004                                                12.17           .42                 .33                  .75
 Year ended 8/31/2003                                                12.41           .43                (.22)                 .21
 Year ended 8/31/2002                                                12.38           .47                 .06                  .53
 Period from 3/15/2001 to 8/31/2001                                  12.10           .21                 .29                  .50
Class F:
 Six months ended 2/28/2005 (5)                                      12.51           .25                   - (6)              .25
 Year ended 8/31/2004                                                12.17           .51                 .33                  .84
 Year ended 8/31/2003                                                12.41           .52                (.22)                 .30
 Year ended 8/31/2002                                                12.38           .55                 .06                  .61
 Period from 3/15/2001 to 8/31/2001                                  12.10           .24                 .29                  .53
Class R-5:
 Six months ended 2/28/2005 (5)                                      12.51           .27                   - (6)              .27
 Year ended 8/31/2004                                                12.17           .55                 .33                  .88
 Year ended 8/31/2003                                                12.41           .56                (.22)                 .34
 Period from 7/15/2002 to 8/31/2002                                  12.33           .07                 .08                  .15




                                                                          Dividends and distributions

                                                                 Dividends
                                                                 (from net   Distributions             Total            Net asset
                                                                investment   (from capital     dividends and           value, end
                                                                   income)          gains)    distributions             of period
Class A:
 Six months ended 2/28/2005 (5)                                     $(.26)             $-             $(.26)               $12.51
 Year ended 8/31/2004                                                (.52)              -              (.52)                12.51
 Year ended 8/31/2003                                                (.54)           (.02)             (.56)                12.17
 Year ended 8/31/2002                                                (.57)           (.03)             (.60)                12.41
 Year ended 8/31/2001                                                (.60)              -              (.60)                12.38
 Year ended 8/31/2000                                                (.60)           (.04)             (.64)                11.81
Class B:
 Six months ended 2/28/2005 (5)                                      (.21)              -              (.21)                12.51
 Year ended 8/31/2004                                                (.43)              -              (.43)                12.51
 Year ended 8/31/2003                                                (.44)           (.02)             (.46)                12.17
 Year ended 8/31/2002                                                (.48)           (.03)             (.51)                12.41
 Year ended 8/31/2001                                                (.52)              -              (.52)                12.38
 Period from 3/15/2000 to 8/31/2000                                  (.24)              -              (.24)                11.81
Class C:
 Six months ended 2/28/2005 (5)                                      (.20)              -              (.20)                12.51
 Year ended 8/31/2004                                                (.41)              -              (.41)                12.51
 Year ended 8/31/2003                                                (.43)           (.02)             (.45)                12.17
 Year ended 8/31/2002                                                (.47)           (.03)             (.50)                12.41
 Period from 3/15/2001 to 8/31/2001                                  (.22)              -              (.22)                12.38
Class F:
 Six months ended 2/28/2005 (5)                                      (.25)              -              (.25)                12.51
 Year ended 8/31/2004                                                (.50)              -              (.50)                12.51
 Year ended 8/31/2003                                                (.52)           (.02)             (.54)                12.17
 Year ended 8/31/2002                                                (.55)           (.03)             (.58)                12.41
 Period from 3/15/2001 to 8/31/2001                                  (.25)              -              (.25)                12.38
Class R-5:
 Six months ended 2/28/2005 (5)                                      (.27)              -              (.27)                12.51
 Year ended 8/31/2004                                                (.54)              -              (.54)                12.51
 Year ended 8/31/2003                                                (.56)           (.02)             (.58)                12.17
 Period from 7/15/2002 to 8/31/2002                                  (.07)              -              (.07)                12.41



                                                                          Ratio of expenses  Ratio of expenses
                                                                                 to average         to average         Ratio of
                                                                Net assets,      net assets         net assets       net income
                                                      Total   end of period          before              after       to average
                                                  return(3)   (in millions)         waivers        waivers (4)       net assets

Class A:
 Six months ended 2/28/2005 (5)                       2.05%          $3,274            .61% (7)           .59% (7)        4.11% (7)
 Year ended 8/31/2004                                 7.17           3,083             .61                .61             4.23
 Year ended 8/31/2003                                 2.55           2,905             .61                .61             4.33
 Year ended 8/31/2002                                 5.31           2,689             .63                .63             4.73
 Year ended 8/31/2001                                10.22           2,202             .66                .66             5.00
 Year ended 8/31/2000                                 5.27           1,831             .67                .67             5.22
Class B:
 Six months ended 2/28/2005 (5)                       1.67             118            1.36 (7)           1.35 (7)         3.36 (7)
 Year ended 8/31/2004                                 6.38             119            1.36               1.36             3.48
 Year ended 8/31/2003                                 1.79             114            1.37               1.37             3.56
 Year ended 8/31/2002                                 4.53              81            1.38               1.38             3.91
 Year ended 8/31/2001                                 9.45              26            1.40               1.40             4.06
 Period from 3/15/2000 to 8/31/2000                   4.89               3             .64                .64             1.99
Class C:
 Six months ended 2/28/2005 (5)                       1.61             146            1.49 (7)           1.48 (7)         3.22 (7)
 Year ended 8/31/2004                                 6.24             134            1.49               1.49             3.34
 Year ended 8/31/2003                                 1.66             120            1.50               1.50             3.43
 Year ended 8/31/2002                                 4.40              82            1.51               1.51             3.79
 Period from 3/15/2001 to 8/31/2001                   4.20              15             .73                .73             1.77
Class F:
 Six months ended 2/28/2005 (5)                       1.98             160             .75 (7)            .73 (7)         3.98 (7)
 Year ended 8/31/2004                                 7.02             120             .75                .75             4.09
 Year ended 8/31/2003                                 2.41              68             .75                .75             4.19
 Year ended 8/31/2002                                 5.15              42             .78                .78             4.54
 Period from 3/15/2001 to 8/31/2001                   4.45               7             .40                .40             2.11
Class R-5:
 Six months ended 2/28/2005 (5)                       2.13              54             .44 (7)            .42 (7)         4.29 (7)
 Year ended 8/31/2004                                 7.34              46             .43                .43             4.41
 Year ended 8/31/2003                                 2.72              38             .44                .44             4.51
 Period from 7/15/2002 to 8/31/2002                   1.23              37             .06                .06              .59


                                                           Six months ended
                                                             February 28,                     Year ended August 31
                                                                2005(5)             2004      2003      2002       2001       2000

Portfolio turnover rate for all classes of shares                 3%                 8%        8%        8%        21%        29%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During the six months ended 2/28/2005, CRMC reduced fees for investment advisory services for all share classes.
(5) Unaudited.
(6) Amount less than one cent.
(7) Annualized.


See Notes to Financial Statements


EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 through February 28, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account            Ending account         Expenses paid        Annualized
                                                 value 9/1//2004           value 2/28/2005      during period(1)     expense ratio

Class A -- actual return                         $      1,000.00                 $1,020.50                $2.96               .59%
Class A -- assumed 5% return                            1,000.00                  1,021.87                 2.96               .59
Class B -- actual return                                1,000.00                  1,016.73                 6.75              1.35
Class B -- assumed 5% return                            1,000.00                  1,018.10                 6.76              1.35
Class C -- actual return                                1,000.00                  1,016.06                 7.40              1.48
Class C -- assumed 5% return                            1,000.00                  1,017.46                 7.40              1.48
Class F -- actual return                                1,000.00                  1,019.78                 3.66               .73
Class F -- assumed 5% return                            1,000.00                  1,021.17                 3.66               .73
Class R-5 -- actual return                              1,000.00                  1,021.33                 2.10               .42
Class R-5 -- assumed 5% return                          1,000.00                  1,022.71                 2.11               .42

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).


OTHER SHARE CLASS RESULTS (unaudited)

Class B, Class C and Class F
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended March 31, 2005 (the most recent calendar quarter):


                                                                                    1 year            5 years          Life of class
Class B shares
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                                  -3.21%            +5.04%           +5.37%(1)
Not reflecting CDSC                                                                   +1.71%            +5.37%           +5.53%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                             +0.60%                 --           +4.30%(2)
Not reflecting CDSC                                                                   +1.58%                 --           +4.30%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                               +2.32%                 --           +5.04%(2)


The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 20 for details.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.

(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.

(3) These shares are sold without any initial or contingent deferred sales charge.

There are several ways to invest in The Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.89 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.14 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER  ACCOUNTS

American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete February 28, 2005, portfolio of The Tax-Exempt Bond Fund of America's investments is available free of charge on the SEC website or upon request by calling AFS.

The Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
>  The Tax-Exempt Bond Fund of America(R)

   State-specific tax-exempt funds
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-919-0405P

Litho in USA BBC/INS/8095-S1947

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]


THE TAX-EXEMPT BOND FUND OF AMERICA
Investment portfolio
February 28, 2005                                                                                                          unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 95.48%                                                                                        (000)           (000)

ALABAMA -- 0.59%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds,Series 2000, 5.75% 2020                     $  2,000         $  2,085
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021                       3,000            3,074
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds
  (International Paper Co. Projects), Series 2003-A, 5.00% 2013                                               1,000            1,064
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds
  (International Paper Co. Projects), Series 2004-A, 4.75% 2017                                               2,000            2,053
Special Care Fac. Fncg. Auth. of the City of Huntsville -- Carlton Cove, Retirement
  Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031                                      6,250            3,742
Lauderdale County and the City of Florence Health Care Auth., Coffee Health Group Bonds,
     Series 2000-A, MBIA insured, 5.50% 2009                                                                  1,150            1,257
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC insured,
  5.125% 2029 (preref. 2009)                                                                                  2,865            3,120
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015                   5,255            5,867
                                                                                                                              22,262

ALASKA -- 1.16%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012           2,895            3,310
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds,
  Series 1996, MBIA insured, 6.50% 2014                                                                       5,000            6,118
Housing Fin. Corp., Rev. Bonds, Series 1998-A1, 5.30% 2017                                                    5,165            5,275
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008                                        10,935            9,871
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012         3,385            3,545
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022         1,840            1,867
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021       12,850           12,644
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011                       1,000            1,026
                                                                                                                              43,656

ARIZONA -- 0.96%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009                         2,485            2,628
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic
  Healthcare West Project), Series 1998-A, 5.25% 2006                                                         2,850            2,935
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic
  Healthcare West Project), Series 1998-A, 5.00% 2016                                                         1,000            1,028
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund), Series 2002, 3.00% 2005       5,000            5,028
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds
  (Mohave Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011                                       3,000            3,245
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
     Series 2004, AMBAC insured, 5.00% 2007                                                                   2,420            2,546
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project),
     Series 2004, AMBAC insured, 5.00% 2014                                                                   5,000            5,511
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref.
  Bonds, Series 2004-A, 5.00% 2016                                                                            5,975            6,497
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2012                     4,025            4,437
Water Infrastructure Fin. Auth., Water Quality Rev. Ref. Bonds, Series 2004-A, 5.00% 2013                     2,000            2,211
                                                                                                                              36,066


CALIFORNIA -- 5.45%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated Series B, 5.85% 2015        $  1,400         $  1,496
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family
  Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008                    1,000            1,064
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007                              670              693
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017                            1,500            1,502
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027                            1,675            1,678
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                                   5,300            5,478
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California
     Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services),
  Series 2002, 6.00% 2022                                                                                     1,750            1,864
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern
  California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services),
  Series 2002, 6.125% 2032                                                                                    1,000            1,058
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special
  Tax Bonds, Series 1998, 5.375% 2028                                                                         2,500            2,518
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
     Series A, AMBAC insured, 5.00% 2017                                                                      2,880            3,178
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)                                                  3,000            3,196
Educational Facs. Auth., Rev. Bonds (Stanford University), Series N, 5.35% 2027                               3,000            3,193
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
     Series 1999, 6.125% 2016                                                                                   975            1,044
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024                      2,000            2,151
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015      1,000            1,074
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030     1,000            1,054
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds,
  Series 2004, 6.00% 2034                                                                                     1,000            1,018
Various Purpose G.O. Bonds 5.25% 2018                                                                         8,000            8,705
G.O. Bonds 6.00% 2019                                                                                         5,000            5,941
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2003-A1, 6.25% 2033                                                                                 12,560           12,811
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)         5,100            5,243
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.10% 2007                           45               45
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.20% 2009                           35               35
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022       1,715            1,770
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029       3,000            3,041
Joint Powers Health Fncg. Auth., Certs. of Part. (Community Hospitals of Central California Project),
     Series 2001, 5.00% 2011                                                                                  1,115            1,165
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025                 1,250            1,367
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
  Series 2003, 6.00% 2033                                                                                     1,000            1,036
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
     Series 2003-A, 6.125% 2033                                                                               2,000            2,070
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, 6.10% 2010 (preref. 2005)                                                                 4,000            4,134
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, 6.125% 2015 (preref. 2005)                                                                1,000            1,034
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, 6.125% 2023 (preref. 2005)                                                               12,500           12,920
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
     Series 1995-A, MBIA insured, 6.125% 2023 (preref. 2005)                                                  2,000            2,067
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
     Series 2001, AMBAC insured, 5.50% 2015                                                                   2,150            2,420
Los Angeles County, Public Works Fncg. Auth., Gap Loan Receivable Notes, Series 2005-A,
     Citibank, NA letter of credit, 4.00% 2006                                                                2,500            2,567
County of Los Angeles, Capital Asset Leasing Corp., Certs. of Part. (Marina del Rey),
  Series 1993-A, 6.50% 2008                                                                                   3,915            3,959
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
  Series A, 5.50% 2016                                                                                       10,500           11,766
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
  Series 2003-A, 5.55% 2033                                                                                   2,000            2,050
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
  Series 2005-A, 5.20% 2034                                                                                   1,000              999
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
     Series 2003-C, 5.50% 2018                                                                                7,820            8,694
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
  Series 2004-A, 5.25% 2013                                                                                   2,000            2,216
Regents of the University of California, Rev. Bonds (Various University of California Projects),
  Series 1993-A, 5.50% 2021                                                                                   2,000            2,009
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
  Series 1999, 6.00% 2011                                                                                     3,075            3,402
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
  Series 1999, 6.30% 2025                                                                                     2,750            2,930
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref.
  Bonds, Series 1999, 5.30% 2007                                                                              2,665            2,786
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref.
  Bonds, Series 1999, 5.80% 2017                                                                              3,245            3,437
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
  Series 1999, 6.50% 2015                                                                                     1,465            1,573
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble Project),
Series 1995, 6.375% 2010                                                                                        500              515
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble Project),
     Series 1995, 6.375% 2010 (preref. 2005)                                                                    500              517
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
  Improvement Area No. 2, Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021                                    500              522
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)            1,500            1,597
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications
  System Ref.), AMBAC insured, 5.00% 2016                                                                     3,000            3,273
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
  Improvement Bonds, 6.25% 2012                                                                                 995            1,035
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project),
     Series 2002-D, AMBAC insured, 5.00% 2039 (put 2006)                                                      5,000            5,152
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027                                       3,000            3,147
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax
  Bonds, Series 1999, 6.10% 2014                                                                              1,195            1,295
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes (South
  Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009                                                2,000            2,060
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
     Series 1998-A3, 5.10% 2025 (put 2010)                                                                    4,000            4,209
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity
   Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)                                       1,500            1,597
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System),
  Series 2005-A, 5.00% 2039                                                                                   1,200            1,207
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)        5,000            4,911
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
     Series 2003, 5.90% 2034                                                                                  1,625            1,653
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014                                    1,300            1,345
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009                                  1,000            1,093
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014                                  3,000            3,489
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                                  5,550            6,234
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022                                 3,000            3,249
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015                   2,000            2,259
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016                   1,000            1,129
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, FSA insured, 5.25% 2011                     4,000            4,441
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033        1,000            1,027
                                                                                                                             204,407

COLORADO -- 2.93%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project),
  6.90% 2015 (preref. 2005)                                                                                   2,500            2,633
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project),
  6.95% 2020 (preref. 2005)                                                                                  17,500           18,435
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project),
     Senior Capital Appreciation Bonds,  Series 2000-B, 0% 2034 (preref. 2010)                                7,500            1,021
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016                     6,925            7,424
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2017                     5,000            5,337
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019                          3,400            3,656
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
  Series 1997-A, 6.20% 2012                                                                                   1,000            1,010
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
  Series 1997-A, 6.40% 2017                                                                                   2,000            2,005
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project),
  Series 1997-A, 6.45% 2021                                                                                   3,175            3,151
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project),
  Series 2001, 6.50% 2031                                                                                     3,800            4,205
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010                        1,500            1,642
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014                         3,000            3,259
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015                         4,250            4,592
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2009                       1,000            1,065
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 1995, 6.75% 2025               4,160            4,311
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033            9,000            9,666
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
  Series 2000, 6.60% 2016                                                                                     5,250            5,931
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
  Series 2002, 5.90% 2027                                                                                     3,670            3,921
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
     Series 2004-B, 3.75% 2034 (put 2009)                                                                     1,250            1,245
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-A3, 7.00% 2016          205              207
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-B3, 6.80% 2028          100              101
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1997-C3, 6.75% 2017          135              136
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1998-B3, 6.55% 2025        1,105            1,113
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds, Series 1998-D3, 6.125% 2023       1,135            1,143
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds,
  Series 1999-A, MBIA insured, 0% 2011                                                                        2,600            2,105
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds,
  Series 1999-A, MBIA insured, 0% 2012                                                                        4,700            3,626
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
     Series 2001, 7.25% 2031                                                                                  3,775            3,802
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds
     (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                                5,385            5,588
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031                 7,310            7,501
                                                                                                                             109,831

CONNECTICUT -- 0.63%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project),
  Series 1993-A, 5.85% 2028                                                                                   5,025            5,342
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)                                                         1,900            2,110
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.50% 2005
  (escrowed to maturity)(1)                                                                                   1,490            1,522
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011(1)                         2,025            2,142
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)(1)          2,470            2,690
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 5.375% 2011                                                                                 1,000            1,059
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.00% 2016                                                                                  1,000            1,074
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.25% 2021                                                                                  3,000            3,190
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.25% 2031                                                                                  1,500            1,589
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2003, 5.125% 2023                                                                                 3,000            2,926
                                                                                                                              23,644

DISTRICT OF COLUMBIA -- 0.33%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013                                     1,000            1,091
G.O. Ref. Bonds, Series 1993-A, AMBAC insured, 5.875% 2005 (escrowed to maturity)                             2,125            2,145
G.O. Ref. Bonds, Series 1993-B1, AMBAC insured, 5.50% 2009                                                    1,500            1,645
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013                                                      1,000            1,097
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University Hospital and
     Washington Hospital Center Projects), Series 2001-D, 6.875% 2031 (preref. 2007)                          5,000            5,400
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016                        1,000            1,114
                                                                                                                              12,492


FLORIDA -- 5.99%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds,
     Series 1996, 7.60% 2018                                                                                    825              844
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds,
     Series 1998, 5.75% 2006                                                                                    100              101
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds,
     Series 2000, 6.50% 2007                                                                                     30               30
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012                3,500            3,770
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
     Series 2002-B, 7.00% 2014                                                                                  745              780
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
     Series 2002-B, 7.25% 2033                                                                                  735              781
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project),
     Series 2001-A, 5.50% 2008                                                                                2,000            2,162
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032          12,485          13,394
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2005                   805              805
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds,
  Series 2004-B, 5.00% 2011                                                                                   1,800            1,803
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
     Series 1995, 8.25% 2016 (preref. 2005)                                                                     925              953
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
     Series 2000-C, 7.10% 2030                                                                                8,145            8,708
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012     1,000            1,097
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013     4,000            4,399
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007                    1,450            1,471
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031                      2,940            3,150
Gateway Services Community Dev. Dist., Special Assessment Bonds (Stoneybrook Project),
  Series 2003, 5.50% 2008                                                                                     1,365            1,390
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project),
     Series 2003-B, 5.50% 2010                                                                                3,640            3,690
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2002, 6.125% 2007                                                                                 1,100            1,119
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2003, 5.20% 2007                                                                                    730              741
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2004-B, 5.00% 2009                                                                                3,330            3,353
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
     Series 2002-A, 7.00% 2033                                                                                  990            1,054
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
     Series 2002-B, 6.25% 2009                                                                                  500              509
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008           520              519
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
  Series 2001-B, 6.35% 2010                                                                                   1,110            1,129
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
  Series 2002, 6.75% 2034                                                                                     3,500            3,748
Harbour Lake Estates Community Dev. Dist. (Miramar), Special Assessment Bonds, Series 2001, 6.40% 2006          150              150
Heritage Harbour Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
     Series 1997-B, 6.00% 2006                                                                                  215              216
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
     Series 2002-B, 5.40% 2008                                                                                1,625            1,641
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                                  350              351
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds,
  Series 1998, 5.40% 2006                                                                                       755              757
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds,
  Series 1999, 6.25% 2007                                                                                     1,160            1,169
Heritage Pines Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
  Series 1998-B, 5.50% 2005                                                                                     225              225
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
  Obligated Group), Series 2002-B, 5.00% 2010                                                                 1,055            1,129
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
  Obligated Group), Series 2002-B, 5.00% 2011                                                                 1,205            1,295
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
  Obligated Group), Series 2002-B, 5.00% 2012                                                                 2,000            2,146
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.00% 2012                                                                                1,000            1,070
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.25% 2015                                                                                3,500            3,734
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.00% 2018                                                                                2,500            2,575
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009         2,000            2,018
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two,
  Series 17, 5.00% 2015                                                                                       4,000            4,329
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C, 5.00% 2007                     2,000            2,110
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2001-A, 7.40% 2032                                                                                  880              942
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2001-B, 6.40% 2011                                                                                1,840            1,870
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2003-A, 6.50% 2032                                                                                2,115            2,164
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2003-B, 5.40% 2008                                                                                2,610            2,629
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds,
     Series 2000-B, 7.00% 2010                                                                                1,410            1,431
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment Rev. Bonds,
  Series 2003, 5.30% 2007                                                                                       580              585
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark
  Florida, Inc. Project), Series 1997-A, 5.80% 2006                                                           1,005            1,031
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark
  Florida, Inc. Project), Series 1997-A, 6.25% 2017                                                           5,550            5,636
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.25% 2006                                                  1,150            1,183
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.50% 2010                                                  1,500            1,591
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.75% 2012                                                  1,360            1,443
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.75% 2013                                                  1,840            1,935
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.75% 2014                                                    500              523
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.75% 2015                                                  1,900            1,986
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.50% 2021                                                  1,550            1,579
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
     Shell Point Village Project), Series 1999-A, 5.50% 2029                                                  7,750            7,782
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
  Series 2000-A, 7.65% 2032                                                                                   3,920            4,275
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
  Series 2000-B, 6.75% 2007                                                                                     145              146
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
  Series 2002, 6.625% 2032                                                                                    3,570            3,734
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
  Bonds, Series 2003-A, 6.40% 2034                                                                            2,000            2,068
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
  Bonds, Series 2003-B, 5.25% 2007                                                                              715              719
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds,
     Series 2004, 4.60% 2018                                                                                  1,500            1,489
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
  Bonds, Series 2004-1, 4.80% 2009                                                                            1,710            1,708
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
  Bonds, Series 2004-A, 6.00% 2035                                                                            1,600            1,610
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
  Bonds, Series 2003-B, 5.125% 2007                                                                           2,000            2,013
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
  Bonds, Series 2004-A, 6.00% 2036                                                                            1,000            1,006
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children's
  Hospital Project), Series 2001-A, AMBAC insured, 5.625% 2016                                                5,495            6,180
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022                                    395              415
Mid-Bay Bridge Auth., Junior Lien Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)             105              127
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds
     (Parking Garage Project), Series 2004-A, 6.25% 2037                                                      5,000            5,180
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds
  (Infrastructure Project), Series 2004-B, 6.50% 2037                                                         1,000            1,042
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds
  (Unit of Dev. No. 9A), Series 1996-A, 6.80% 2006 (escrowed to maturity)                                       430              446
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds
  (Unit of Dev. No. 9A), Series 1996-A, 7.30% 2027 (preref. 2006)                                             1,500            1,625
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds
  (Unit of Dev. No. 9B), Series 1999, 5.85% 2013                                                                765              806
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds
  (Unit of Dev. No. 9B), Series 1999, 5.90% 2019                                                              1,085            1,128
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds
  (Unit of Dev. No. 9B), Series 1999, 6.00% 2029                                                              1,100            1,125
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project),
  Series 1998-A, 5.50% 2010                                                                                   1,000            1,011
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project),
  Series 1998-A, 5.80% 2026                                                                                   1,000            1,005
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004, 5.25% 2009                         3,500            3,816
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014                     4,135            4,650
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
     (Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020                       2,750            2,827
Palm Beach County, Public Improvement Ref. Rev. Bonds (Convention Center Project),
     Series 2004, FGIC insured, 5.00% 2030 (put 2011)                                                         1,650            1,781
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds,
  Series 2005-B, 5.125% 2011                                                                                  2,250            2,263
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds,
  Series 2002, 7.25% 2033                                                                                     1,500            1,574
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)      8,000            8,788
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
  Series 2000-A, 6.95% 2031                                                                                   2,660            2,800
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)        4,720            5,036
School Dist. of Palm Beach County, G.O. Ref. Bonds, Series 2002, MBIA insured, 5.00% 2005                     3,000            3,036
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds,
  Series 2005-A, 5.70% 2035                                                                                   2,000            2,008
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds,
  Series 2002, 6.90% 2033                                                                                     1,975            2,104
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
  Series 2003-B, 6.375% 2013                                                                                  3,945            4,013
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special
  Assessment Rev. Bonds, Series 2000-A, 7.00% 2032                                                            1,775            1,896
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special
  Assessment Rev. Bonds, Series 2000-B, 6.45% 2010                                                              505              514
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds,
  Series 2003, 6.25% 2013                                                                                       900              923
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds,
  Series 2003, 6.875% 2023                                                                                    1,000            1,050
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds,
  Series 2003, 6.95% 2033                                                                                     1,000            1,049
University Place Community Dev. Dist. (Manatee County), Series 2001-A, 7.00% 2032                               970            1,028
University Place Community Dev. Dist. (Manatee County), Series 2001-B, 6.10% 2007                               275              276
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
  Series 2001-A, 6.95% 2033                                                                                    3,945           4,206
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
  Series 2004, 6.25% 2034                                                                                      2,250           2,317
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds,
  Series 2002-A, 6.75% 2034                                                                                    1,000           1,051
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds,
  Series 2002-B, 5.95% 2012                                                                                    2,760           2,804
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds,
   Series 2003-B, 5.00% 2008                                                                                   1,775           1,784
Vista Lakes Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
  Series 2002-B, 5.80% 2008                                                                                      520             524
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
  Series 2001-A, 6.95% 2031                                                                                      485             516
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
  Series 2001-B, 6.25% 2010                                                                                      395             399
                                                                                                                             224,616


GEORGIA -- 2.49%
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009                   $  1,000         $  1,132
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J,
  FSA insured, 5.00% 2034                                                                                    26,955           27,940
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014                     3,000            3,284
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024                    10,000           10,885
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022                     8,500            9,909
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012                        6,000            6,592
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at
  Briarcliff Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)                                        5,985            6,214
G.O. Bonds, Series 2001-B, 5.25% 2016                                                                         8,000            8,821
G.O. Bonds, Series 2002-B, 4.50% 2005                                                                         2,500            2,510
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University
     Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2014                    2,000            2,072
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University
     Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015                    1,000            1,034
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University
     Foundation Property III, LLC Student Housing System Project), Series 2004, 5.625% 2030                   5,000            5,242
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012                                      1,215            1,379
Municipal Electric Auth., Project One Senior Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012          5,700            6,484
                                                                                                                              93,498

HAWAII -- 0.29%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013                                                       3,000            3,202
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013                      1,370            1,503
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013
  (escrowed to maturity)                                                                                        630              698
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)               2,000            2,241
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
     Senior Series 2001, AMBAC insured, 5.50% 2015                                                            1,875            2,094
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
     Senior Series 2001, AMBAC insured, 5.50% 2016                                                            1,000            1,116
                                                                                                                              10,854

ILLINOIS -- 9.61%
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2015                         2,500            2,771
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016                         1,500            1,662
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016                          7,470            8,332
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016                          3,000            3,346
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017                          8,000            8,909
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003,
  AMBAC insured, 5.25% 2015                                                                                   5,095            5,644
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin.
  Section 5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011                                       2,000            2,181
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020          2,000            2,253
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds,
     Series 1993-A, MBIA insured, 5.00% 2012                                                                  5,815            6,338
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds,
     Series 2004-A, MBIA insured, 5.00% 2031                                                                 10,430           10,794
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds,
     Series 2004-B, MBIA insured, 5.00% 2007                                                                 10,000           10,400
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev. Bonds,
     Series 1996-A, AMBAC insured, 5.60% 2010                                                                 2,000            2,088
City of Chicago, O'Hare International Airport, Special Facs. Rev. Ref. Bonds (United
  Air Lines, Inc. Project), Series 1999-A, 5.35% 2016(2)                                                      3,685              553
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
     (Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012                                             1,000            1,211
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
     (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011                                             $2,745           $2,134
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
     (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014                                              7,085            4,702
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
     (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015                                              3,245            2,038
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
     (Dedicated Tax Rev.), Series 1998-B, FGIC insured, 0% 2014                                               2,000            1,327
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital
Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2007                                                     7,000            6,469
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital
Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2008                                                     7,000            6,224
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014                                         3,500            2,332
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref. Bonds,
     Series of March 1993, 5.30% 2005                                                                         5,325            5,443
Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County, G.O. Ref. Bonds,
     Series of March 1993, 5.50% 2010                                                                         2,275            2,556
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
     Limited Tax Series D of December 2002, 5.00% 2012                                                        2,650            2,901
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020                    6,500            7,923
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011                         4,000            4,720
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
     Series 1994-D, FGIC insured, 7.75% 2019                                                                  4,500            6,058
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
     Series 2002-B, FGIC insured, 5.375% 2014                                                                 4,000            4,474
Township High School Dist. No. 205, Cook County (Thornton), G.O. Limited Capital Appreciation Bonds,
     Series 1998-D, FSA insured, 0% 2008                                                                      4,730            4,200
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010                         5,120            5,623
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016                            7,165            7,898
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017                            2,885            3,178
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.45% 2036 (put 2014)                                                                       1,000            1,020
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.60% 2036 (put 2015)                                                                       6,000            6,153
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.75% 2036 (put 2016)                                                                       2,000            2,066
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026                 5,000            5,139
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017                        3,255            3,518
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001B-1, 3.45% 2036 (put 2008)            2,500            2,539
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018               1,000            1,072
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023               1,500            1,593
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
  (University Center Project), Series 2002, 6.625% 2017                                                       3,860            4,333
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
  (University Center Project), Series 2002, 6.00% 2022                                                        1,250            1,332
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
  (University Center Project), Series 2002, 6.25% 2030                                                        7,000            7,448
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
  (University Center Project), Series 2002, 6.25% 2034                                                        4,500            4,644
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012                                     1,000            1,090
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2034                                     5,500            5,705
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009                     2,335            2,512
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015                                    1,000            1,071
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016                                    1,700            1,814
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125% 2027                            2,000            1,995
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016                                       2,000            2,285
G.O. Bonds, Series of March 2004-A, 5.00% 2034                                                               10,870           11,240
G.O. Bonds, Series of September 2004, 5.00% 2007                                                              7,000            7,378
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007                        700              731
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007
  (escrowed to maturity)                                                                                        920              971
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008                        810              855
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008
  (escrowed to maturity)                                                                                      1,060            1,136
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009                        840              876
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009 (preref. 2008)       1,090            1,160
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010                     1,310            1,365
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010 (preref. 2008)      1,690            1,806
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013                     2,130            2,208
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013 (preref. 2008)        330              355
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018        2,115            2,267
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network),
     Series 1998-B, MBIA insured, 5.25% 2018 (preref. 2008)                                                     385              419
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011                       2,835            3,180
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012                        4,425            5,000
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.00% 2008         1,230            1,298
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.25% 2012         6,960            7,514
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028        2,000            2,064
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008                              1,640            1,745
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009                              2,290            2,442
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2010                              2,440            2,582
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012                              2,200            2,288
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013                              2,430            2,515
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018                              5,050            5,151
Health Facs. Auth., Rev. Bonds (Children's Memorial Hospital),
     Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)                                                  1,835            2,060
Health Facs. Auth., Rev. Bonds (Children's Memorial Hospital),
     Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)                                                  1,690            1,897
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031              3,500            3,630
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028            1,000            1,049
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012      2,545            2,821
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2017      1,500            1,659
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022
  (escrowed to maturity)                                                                                      4,000            4,919
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018                  4,675            4,451
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
     Series 1998-A, MBIA insured, 5.25% 2008                                                                  4,000            4,271
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group),
     Series 1998-A, MBIA insured, 5.375% 2013                                                                 1,785            1,922
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group -- Lutheran
  Hillside Village Project), Series 2001-A, 7.375% 2031                                                       1,500            1,595
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019                               4,500            4,837
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)              2,500            2,980
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022                             5,000            5,291
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010               2,595            2,773
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008                 1,000            1,069
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016                 8,000            8,430
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 5.75% 2009                      1,090            1,104
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019                      1,435            1,453
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 6.50% 2006               770              810
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 7.40% 2023             3,000            3,250
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018                      2,705            3,110
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007                          1,070            1,125
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008                       $  1,745       $    1,869
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009                          2,500            2,698
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2011                          2,295            2,503
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010                                     1,070            1,072
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project),
     Series 2002-B, MBIA insured, 5.25% 2011                                                                  2,000            2,209
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
     Series 2001-A, AMBAC insured, 5.50% 2021                                                                 2,670            3,085
Board of Trustees of the University of Illinois, Certs. of Part. (Utility Infrastructure Projects),
     Series 2001-A, AMBAC insured, 5.375% 2015 (preref. 2011)                                                 3,530            3,951
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
     Series 2002-B, FGIC insured, 5.25% 2015                                                                  2,775            3,064
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation
  School Bonds, Series 2002, FSA insured, 0% 2017                                                             2,000            1,132
                                                                                                                             360,646

INDIANA -- 2.61%
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010                    1,255            1,358
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011    4,000            4,145
Fort Wayne Hospital Auth., Rev. Bonds (Parkview Health System, Inc. Project),
     Series 1998, MBIA insured, 5.25% 2008                                                                    1,895            2,037
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D,
  5.25% 2016 (preref. 2009)                                                                                   3,000            3,323
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of
  Charity National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)                                  13,610           14,350
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, 5.50% 2016      10,250           10,694
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
     Series 1996-A, MBIA insured, 5.25% 2008                                                                  1,700            1,807
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.),
     Series 1996-A, MBIA insured, 5.50% 2016                                                                  4,000            4,245
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.),
     Series 1998, MBIA insured, 5.375% 2010                                                                   7,095            7,639
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Sisters of St. Francis Health Services, Inc. Project),
     Series 1997-A, MBIA insured, 5.00% 2008                                                                  1,000            1,069
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015                1,275            1,399
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016                1,605            1,761
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018                1,735            1,823
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016                        4,690            5,330
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014                    1,000            1,077
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental
  Rev. Ref. Senior Bonds, Series 2001-A, MBIA insured, 5.50% 2015                                             3,370            3,759
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015                                       1,250            1,388
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
     Series 2002-A, FGIC insured, 5.25% 2012                                                                  2,590            2,861
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
     Series 2002-A, FGIC insured, 5.50% 2016 (preref. 2012)                                                   5,650            6,413
State Office Building Commission, Rev. Bonds (Correctional Facs. Program),
     Series 1995-B, AMBAC insured, 6.25% 2012                                                                 8,490            9,793
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013                                                2,000            2,235
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014                                                2,000            2,230
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                                4,000            4,498
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015                                                2,250            2,530
                                                                                                                              97,764


IOWA -- 0.79%
City of Ames, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series 2003,
  AMBAC insured, 5.00% 2013                                                                                   1,000            1,089
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.50% 2011          1,420            1,550
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.60% 2012          1,375            1,515
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018                               4,395            4,909
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V,
  5.00% 2010 (escrowed to maturity)                                                                             590              628
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027           5,000            5,668
Fin. Auth., Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016                                             945              991
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.50% 2007                              1,520            1,619
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2011                             1,500            1,584
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2012                             3,170            3,347
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012                                       1,500            1,566
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013                                       3,500            3,645
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014                                       1,500            1,555
                                                                                                                              29,666

KANSAS -- 0.03%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. -- Southridge
  Project), Series 2002-C, 6.875% 2032                                                                        1,000            1,074

KENTUCKY -- 0.52%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009            5,250            5,621
Asset/Liability Commission, Project Ref. Notes, General Fund Series 2003-A, AMBAC insured, 5.00% 2006         5,000            5,167
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008                                   630              641
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2009                                 3,305            3,325
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.70% 2010                                   490              492
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.75% 2011                                 2,190            2,187
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
     (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017                                 2,000            1,952
                                                                                                                              19,385

LOUISIANA -- 2.56%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)            9,000           10,066
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010                    2,775            2,821
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018                    2,000            2,028
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028                    3,950            3,970
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2011                                                                   2,070            2,217
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2012                                                                   1,930            2,083
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical Center),
     Series 1998-A, FSA insured, 5.25% 2011                                                                   2,000            2,160
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
     (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030           11,500           12,637
Parish of Morehouse, Pollution Control Rev. Ref. Bonds, Series 2001-A, 5.25% 2013                             8,500            9,200
Parish of West Feliciana, Pollution Control Rev. Bonds (Gulf States Utilities Co. Project),
  Series 1985-B, 9.00% 2015                                                                                   2,000            2,102
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady
  Health System Project), Series 1998-A, FSA insured, 5.75% 2014                                              3,495            4,012
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady
  Health System Project), Series 1998-A, FSA insured, 5.75% 2015                                              3,825            4,391
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady
  Health System Project), Series 1998-A, FSA insured, 5.75% 2018                                              4,000            4,648
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A,
  MBIA insured, 5.375% 2015                                                                                   3,000            3,321
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                                      30,920           30,400
                                                                                                                              96,056


MAINE -- 0.17%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series
  1999-A, 7.50% 2019 (preref. 2009)                                                                           3,000            3,452
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series
  1999-A, 7.55% 2029 (preref. 2009)                                                                           2,575            2,967
                                                                                                                               6,419

MARYLAND -- 1.25%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034                   1,440            1,428
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028               2,200            2,158
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999,
  7.10% 2029 (preref. 2009)                                                                                   5,750            6,829
Anne Arundel County, Special Obligation Bonds (National Business Park Project),
     Series 2000, 7.375% 2028 (preref. 2010)                                                                  1,000            1,221
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015                          7,485            8,280
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Program Bonds,
     1997 First Series, 5.25% 2005                                                                            5,815            5,829
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025             3,000            3,115
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-A, 5.95% 2030            2,172            2,182
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
     (PUMH of Maryland, Inc. -- Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019                  2,400            2,425
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
     Series 1993, 5.50% 2013 (escrowed to maturity)                                                           1,840            1,943
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
     Series 1993, 5.50% 2021 (escrowed to maturity)                                                           1,225            1,297
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue),
  Series 2004, 5.00% 2011                                                                                     1,000            1,063
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue),
  Series 2004, 5.75% 2014                                                                                     2,000            2,210
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue),
  Series 2004, 5.375% 2024                                                                                    3,225            3,328
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
     Senior Series 2002-A, RADIAN insured, 5.375% 2020                                                        1,000            1,078
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O.
  Ref. Bonds of 2001, 4.50% 2005                                                                              2,385            2,400
                                                                                                                              46,786

MASSACHUSETTS -- 2.35%
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds,
     Series 1994-A, 7.00% 2007 (escrowed to maturity)                                                           115              125
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds,
 Series 1994-A, 7.00% 2007                                                                                    4,885            5,286
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2004-B, 4.00% 2012                    13,005           13,427
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series C, 5.25% 2013                          2,000            2,235
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013                                           3,500            3,966
G.O. Bonds, Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012                                     2,000            2,262
G.O. Bonds, Consolidated Loan of 2002, Series E, 5.25% 2007                                                   5,500            5,752
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2017 (preref. 2013)                                    5,000            5,554
G.O. Bonds, Consolidated Loan of 2004, Series B, 5.25% 2022                                                   5,000            5,621
G.O. Ref. Bonds, Series 2003-D, 5.50% 2016                                                                    7,000            7,998
G.O. Ref. Bonds, Series 2003-D, 5.50% 2017                                                                    5,000            5,728
G.O. Ref. Bonds, Series 2003-D, 5.50% 2018                                                                    5,000            5,738
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology
  Issue), Series K, 5.50% 2022                                                                                2,000            2,355
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015       1,335            1,505
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014       1,085            1,173
Housing Fin. Agcy., Housing Bonds, Series 2003-B1, 4.50% 2014                                                 1,000            1,023
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4),
  MBIA insured, 5.25% 2015                                                                                    2,000            2,193
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
     Series A, MBIA insured, 5.00% 2010                                                                       1,000            1,085
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
     Series A, MBIA insured, 5.25% 2015                                                                       5,000            5,483
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017           3,550            4,026
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018           5,045            5,730
                                                                                                                              88,265


MICHIGAN -- 3.09%
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref.
Bonds
     (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018                                     $4,500       $    4,965
City of Detroit Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1 Projects),
     Series 1996-C, 6.20% 2017 (preref. 2006)                                                                 2,900            3,097
City of Detroit, G.O. Rev. Bonds (Unlimited Tax), Series 1995-B, 6.25% 2008 (preref. 2005)                    1,730            1,754
City of Detroit, G.O. Rev. Bonds (Unlimited Tax), Series 1995-B, 6.25% 2009 (preref. 2005)                    1,195            1,211
City of Detroit, G.O. Rev. Bonds (Unlimited Tax), Series 1995-B, 6.25% 2010 (preref. 2005)                    1,250            1,267
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds,
     Series 1998-C, FGIC insured, 5.25% 2025                                                                  1,955            2,202
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center),
  Series 1998-B, 5.375% 2028                                                                                  1,000              957
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group),
  Series 1998-A, 5.00% 2013                                                                                   1,000              921
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group),
  Series 1998-A, 5.00% 2014                                                                                   1,525            1,393
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.70% 2011                2,985            3,233
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012                1,075            1,161
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Daughters of Charity, National Health System),
     5.50% 2005 (escrowed to maturity)                                                                          260              265
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Detroit Medical Center Obligated Group),
     Series 1993-B, AMBAC insured, 5.00% 2006                                                                 1,000            1,022
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.00% 2005 (escrowed to maturity)                                                         4,615            4,764
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.10% 2013 (preref. 2005)                                                                 5,000            5,268
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.125% 2021 (preref. 2005)                                                                4,500            4,742
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
      Series 1995-A, 7.50% 2027 (preref. 2005)                                                                4,520            4,658
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group),
  Series 1998-A, 5.00% 2008                                                                                   1,215            1,256
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group),
  Series 1998-A, 5.30% 2013                                                                                   2,400            2,456
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014           2,440            2,654
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015           5,000            5,409
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016           2,500            2,701
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Obligated Group), Series 1993-A, 5.375% 2013           2,985            3,018
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006                 160              161
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014                1,000            1,001
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit),
  Series 1995, 6.00% 2008                                                                                     1,265            1,258
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit),
  Series 1995, 6.625% 2016                                                                                    2,010            2,031
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010              1,000            1,074
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011              1,285            1,383
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023       1,000            1,058
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B3, 5.30% 2033 (put 2006)        5,625            5,870
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B4, 5.375% 2033 (put 2007)       3,000            3,191
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014                             1,000            1,091
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017                             1,100            1,187
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service
  Learning Academy Project), Series 2001, 7.75% 2031                                                          4,150            4,453
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds,
  Series 2001, 5.25% 2016                                                                                     3,000            3,311
New Center Dev., Inc., Certs. of Part., Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)                    7,000            7,609
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, MBIA insured, 5.25% 2018            2,000            2,244
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009        2,000            2,168
Regents of the University of Michigan, Hospital Rev. Ref. Bonds, Series 2002, 5.00% 2005                      5,975            6,094
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016                              3,000            3,359
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)                                         4,000            4,500
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution
  Control Bonds Project), Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)                                2,500            2,661
                                                                                                                             116,078


MINNESOTA -- 0.03%
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013                                $  1,195         $  1,220

MISSISSIPPI -- 0.75%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition
Program),
     Series 2001-A, AMBAC insured, 5.00% 2031                                                                 7,500            7,905
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013                                                                    2,000            2,244
G.O. Ref. Bonds, Series 2003-A, 5.25% 2014                                                                    4,000            4,504
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015                                                                    3,000            3,389
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017                                                                    8,000            9,093
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
     Series 2000, FSA insured, 5.50% 2027                                                                     1,000            1,072
                                                                                                                              28,207

MISSOURI -- 0.19%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011                   1,000            1,076
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
  (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033                                                5,500            5,886
                                                                                                                               6,962

NEBRASKA -- 0.00%
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012                                           75               56
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012                                             871               13
                                                                                                                                  69

NEVADA -- 2.90%
Clark County, Airport System Rev. Bonds, Series 2004-A2, FGIC insured, 5.00% 2036                            10,000           10,331
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016                      3,000            3,344
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
     Series 1999, 7.00% 2009                                                                                  2,370            2,457
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
     Series 1999, 7.50% 2019                                                                                 15,420           16,807
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
     Series 2001-A, 6.30% 2021                                                                                1,000            1,026
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
     Series 2001-B, 6.75% 2021                                                                                1,770            1,829
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 5.60% 2013                                                                                  1,740            1,795
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 5.75% 2014                                                                                  2,320            2,394
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 6.375% 2023                                                                                 5,375            5,545
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.375% 2026      7,000            7,120
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1999-A, 6.75% 2020       1,480            1,626
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.10% 2012                                                         1,635            1,688
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.55% 2017                                                         3,720            3,839
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.80% 2023                                                         5,985            6,153
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
  Limited Obligation Ref. Bonds, Series 1999-A, 5.65% 2009                                                    1,450            1,497
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
  Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013                                                    3,875            3,994
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
  Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018                                                    2,905            2,994
Housing Division, Single-family Mortgage Bonds, Series 1999-A1, 4.75% 2012                                      350              357
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001,
  FGIC insured, 5.375% 2015                                                                                   2,855            3,155
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project),
  Series 2003-A, 5.00% 2014                                                                                   3,920            4,079
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 5.60% 2014                                                                                  1,650            1,701
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 5.625% 2015                                                                                 2,510            2,587
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 6.25% 2024                                                                                  2,250            2,319
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.00% 2010                                                                                    995            1,030
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.375% 2014                                                                                 2,070            2,141
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.75% 2021                                                                                  4,465            4,612
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010    3,545            2,981
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
     Series 2002, 6.125% 2017                                                                                 5,000            5,091
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
     Series 2002, 6.40% 2022                                                                                  1,000            1,016
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016                         3,105            3,466
                                                                                                                             108,974

NEW HAMPSHIRE -- 0.03%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue),
  Series 2001-A, 5.75% 2031                                                                                    1,000           1,067


NEW JERSEY -- 3.64%
Certs. of Part., Series 2004-A, 5.00% 2009                                                                    8,070            8,622
Certs. of Part., Series 2004-A, 5.00% 2010                                                                   11,395           12,254
Certs. of Part., Series 2004-A, 5.00% 2013                                                                    8,625            9,291
Certs. of Part., Series 2004-A, AMBAC insured, 5.00% 2017                                                     5,000            5,355
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014                          2,000            2,201
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015                         10,250           11,281
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016                           9,500           10,624
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth -- Kapkowski Road Landfill
  Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2018 (preref. 2014)                           1,000            1,215
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth -- Kapkowski Road Landfill
  Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)                           6,500            7,906
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
     Series 1996-A, 8.50% 2016 (preref. 2006)                                                                 4,000            4,465
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
     Series 1996-A, 8.625% 2025 (preref. 2006)                                                                3,500            3,913
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018      2,295            2,332
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025      3,000            3,010
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
  Series 2001-A, 7.25% 2031                                                                                   9,000            9,464
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
  Series 2001-B, 5.50% 2006                                                                                   2,000            2,000
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
  Series 2000-A, 8.25% 2030                                                                                   6,000            6,483
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010                                  1,000            1,039
Education Facs. Auth., Dormitory Safety Trust Fund Bonds, Tax-Exempt, Series 2001-A, 5.00% 2005               3,785            3,786
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref. Bonds
  (Waste Management, Inc. Project), Series 1999-A, 6.85% 2029 (put 2009)                                      1,585            1,780
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare's Hospital, Inc. Issue,
     Series 2004-B, MBIA insured, 5.25% 2015                                                                  2,150            2,354
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019               1,000            1,003
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024               3,400            3,472
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023        8,000            8,989
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, FGIC insured, 5.25% 2015        12,400           13,893
                                                                                                                             136,732

NEW MEXICO -- 0.22%
Capital Projects, G.O. Bonds, Series 2003, 4.00% 2005                                                         4,000            4,001
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2010                                                   3,945            4,143
                                                                                                                               8,144

NEW YORK -- 9.27%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 5.60% 2017         1,700            1,727
Dormitory Auth., Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017                  2,060            2,230
Dormitory Auth., City University System Consolidated Third General Resolution Rev. Bonds,
     Series 1998-2, AMBAC insured, 5.50% 2008                                                                 2,000            2,155
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013                  2,375            2,451
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
     Series 2003, XLCA insured, 5.25% 2032 (put 2013)                                                         8,000            8,874
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007               1,745            1,873
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A,
  6.00% 2007 (preref. 2007)                                                                                       5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007               2,485            2,667
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B,
  6.00% 2007 (preref. 2007)                                                                                      15               16
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008               1,295            1,381
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B,
  5.60% 2008 (preref. 2007)                                                                                       5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.375% 2009              1,270            1,371
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010               1,490            1,591
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010               1,525            1,632
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B,
  5.00% 2010 (preref. 2008)                                                                                       5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B,
  5.00% 2010 (preref. 2008)                                                                                       5                5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010               1,760            1,873
Dormitory Auth., Secured Hospital Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007           2,000            2,091
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Bronx-Lebanon Hospital Center),
     Series 1998-E, MBIA insured, 5.20% 2014                                                                  8,520            9,173
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Brookdale Hospital), Series 1998-J, 5.125% 2009            2,500            2,671
Dormitory Auth., St. Luke's-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds,
     Series 2000-A, FHA insured, 5.75% 2021                                                                   5,000            5,347
Dormitory Auth., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2003-A, 5.00% 2011     5,000            5,472
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011                  2,580            2,805
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)        560              669
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013                     3,500            4,427
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011                     1,160            1,324
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1997, 6.00% 2007                       3,000            3,206
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
     Series 2002-B, 5.25% 2023 (put 2012)                                                                    24,500           26,981
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
     Series 2002-B, 6.00% 2029 (put 2012)                                                                    10,000           11,430
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016         2,295            2,541
Envrionmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
     (New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017                           5,000            5,826
G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006 (escrowed to maturity)                                           2,055            2,136
G.O. Bonds, Fiscal 1996 Series E, 6.50% 2006                                                                    945              980
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015                       2,000            2,237
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016                       2,605            2,912
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006                $  3,000       $    3,147
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007                   2,000            2,101
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010                    1,750            1,856
Local Government Assistance Corp., Capital Appreciation Bonds, Series 1991-C, 0% 2005                         5,000            4,990
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012                        8,615            9,508
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013                        1,500            1,656
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014                        4,500            4,971
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014                        2,400            2,672
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021                        1,000            1,093
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024              8,000            8,388
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011                                                6,260            6,852
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016                                                3,510            3,764
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012                                                7,810            8,619
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021                                                6,720            7,111
City of New York, G.O. Bonds, Fiscal 2002 Series E, 5.75% 2012                                                1,500            1,694
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012                                  1,000            1,121
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013                                               5,000            5,568
City of New York, G.O. Bonds, Fiscal 2003 Series A, 5.125% 2010                                               3,000            3,252
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012                                                4,000            4,203
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015                                                2,500            2,683
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010                                                2,500            2,695
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015                                                2,000            2,147
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017                                                5,000            5,330
City of New York, Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds,
     Fiscal Series 1996-A, 6.00% 2025 (preref. 2005)                                                          2,000            2,043
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-A,
  5.00% 2027 (preref. 2007)                                                                                   1,440            1,536
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027                    5,000            4,961
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C,
 5.00% 2018 (preref. 2008)                                                                                      440              475
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018                    1,560            1,618
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015                   2,000            2,210
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50% 2026              29,300           32,561
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25% 2029              11,600           12,617
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2001,
  5.25% 2015 (preref. 2011)                                                                                   2,500            2,781
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015                13,250           14,582
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series
  2002-A, 5.50% 2015                                                                                          5,000            5,520
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series
  2002-A, 5.50% 2016                                                                                          7,000            7,718
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
     (Peconic Landing at Southhold, Inc. Project), Series 2000-A, 8.00% 2030                                  2,000            2,121
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010                          3,000            3,243
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012                      1,000            1,147
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010                        3,500            3,820
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2015                        3,000            3,357
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016                        4,100            4,548
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Series 7, 5.25% 2009                                 1,375            1,454
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
     Series 2002-A, 5.00% 2017 (put 2011)                                                                    13,000           14,004
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
     Series 2002-A, 5.50% 2017 (put 2011)                                                                     5,000            5,517
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds, Series
  2003-A, 5.25% 2021 (put 2009)                                                                               2,150            2,310
                                                                                                                             347,653


NORTH CAROLINA -- 2.27%
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project),
     Series 1999, AMBAC insured, 4.60% 2010                                                                $  1,000         $  1,069
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2014                        5,000            5,476
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2006                        3,120            3,202
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007                        5,425            5,821
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008                       10,720           11,782
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009                       2,000            2,187
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022                        2,815            3,286
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026                        1,990            2,324
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, MBIA insured, 6.00% 2026          2,500            3,040
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014                        4,450            4,744
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015                        2,500            2,662
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016                        2,000            2,132
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017                        4,775            5,089
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026                        3,500            3,912
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011                        1,000            1,086
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012                        2,500            2,729
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013                        2,000            2,156
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016                       2,500            2,669
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010                       1,000            1,076
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014                        2,750            3,008
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014                        2,000            2,188
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-A, MBIA insured, 6.00% 2008             3,935            4,269
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010                          1,475            1,683
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015            2,000            2,208
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016              3,000            3,290
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center Project),
     Series 1999, MBIA insured, 5.25% 2011                                                                    1,995            2,183
                                                                                                                              85,271

OHIO -- 1.12%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects), Series 2004-C,
     MBIA insured, 5.25% 2017                                                                                10,000           11,285
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008                                                        6,380            6,691
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)           2,000            2,111
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)           2,300            2,446
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital),
     Series 1998, RADIAN insured, 4.60% 2007                                                                  2,175            2,253
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021            2,000            2,005
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013         1,000            1,092
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016         2,665            2,882
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
     Series 2001-A, 5.25% 2008                                                                                2,000            2,130
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
     Series 1999, 6.75% 2022                                                                                  1,000            1,099
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
     Series 2000-B, 6.375% 2022                                                                               1,250            1,360
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
     Series 2000-B, 6.375% 2030                                                                               2,000            2,153
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002, 5.25% 2015       2,000            2,208
Ohio State University, Gen. Receipts Bonds, Series 2003-B, 4.00% 2005                                         2,250            2,260
                                                                                                                              41,975


OKLAHOMA -- 0.22%
Health System Rev. Bonds (Baptist Medicine Center of Oklahoma), Series 1995-C, AMBAC insured, 6.375% 2009    $2,500         $  2,587
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS
  Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS
  Rural Health, Inc.), Series 1995-D, AMBAC insured, 6.00% 2009                                               2,500            2,786
Tulsa Industrial Auth., Hospital Rev. Ref. Bonds (St. John Medical Center Project), Series 1996, 5.375% 2017  3,000            3,085
                                                                                                                               8,458

OREGON -- 0.49%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.75% 2013       3,000            3,051
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.875% 2016      3,500            3,517
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 6.00% 2025       9,090            9,149
City of Portland, Sewer System Rev. and Ref. Bonds, Series 2003-A, FSA insured, 4.00% 2005                    2,515            2,527
                                                                                                                              18,244

PENNSYLVANIA -- 2.86%
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019                         2,150            2,298
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
     Series 1998-A, AMBAC insured, 5.50% 2008                                                                 1,000            1,086
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue),
     Series 1998-A, AMBAC insured, 5.00% 2010                                                                 2,705            2,917
Allegheny County Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds,
     Series 1999-B, AMBAC insured, 5.25% 2008                                                                 5,160            5,572
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001,
  FGIC insured, 5.50% 2015                                                                                    1,000            1,119
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.60% 2023            1,750            1,842
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System),
     Series 1997-B, 5.375% 2027                                                                               4,150            4,264
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010              2,465            2,658
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International
  Paper Co. Projects), Series 2002-A, 4.90% 2009                                                              2,200            2,340
G.O. Bonds, Second Ref. Series of 2002, 5.00% 2005                                                            6,000            6,097
General Auth. of Southcentral Pennsylvania, York County Guaranteed Rev. Bond,
     Series 2001, AMBAC insured, 4.50% 2031 (put 2008)                                                        4,000            4,205
Higher Educational Facs. Auth., Rev. Bonds (UPMC Health System), Series 1999-A, FSA insured, 5.00% 2009       2,000            2,154
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
  (Jefferson Health System), Series 1997-A, 5.50% 2006                                                        2,285            2,357
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
  (Jefferson Health System), Series 1997-A, 5.50% 2007                                                        1,995            2,098
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
  (Jefferson Health System), Series 1997-A, 5.50% 2008                                                        2,000            2,136
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
  (Jefferson Health System), Series 1997-A, 5.00% 2009                                                        1,000            1,056
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
  (Jefferson Health System), Series 1997-A, 5.00% 2010                                                        1,000            1,051
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds
  (Jefferson Health System), Series 1999-A, 5.00% 2018                                                        1,475            1,521
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
  (Frankford Hospital), Series A, 6.00% 2014 (escrowed to maturity)                                           3,405            3,428
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
  (Frankford Hospital), Series A, 6.00% 2023 (escrowed to maturity)                                           4,000            4,034
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
  (Temple University Hospital), Series 1993-A, 6.50% 2008                                                     8,715            9,366
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
  (Temple University Hospital), Series 1997, 5.70% 2009                                                       1,000            1,033
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
     Series 1998, ACA-CBI insured, 5.70% 2009                                                                 1,500            1,563
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement
     Community Project), Series 2005, 6.00% 2021                                                              2,500            2,538
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.625% 2012                     2,000            2,108
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.75% 2017                      2,000            2,101
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028                       17,500           17,574
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
     (ACTS Retirement LifeCommunities, Inc. Obligated Group), Series 1996-A, 5.875% 2022                      2,890            3,006
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010       2,815            2,875
City of Pittsburgh, G.O. Ref. Bonds, Series 1996-A, MBIA insured, 6.00% 2005                                  4,000            4,001
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare
  Obligated Group), Rev. Bonds, Series 2000-B, 8.125% 2030                                                    6,500            6,997
                                                                                                                             107,395

PUERTO RICO -- 0.93%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)          1,120            1,201
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                      7,500            8,294
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)                    10,000           11,123
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)      1,000            1,105
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)       1,700            1,879
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                                     10,500           11,109
                                                                                                                              34,711

RHODE ISLAND -- 0.32%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021
(escrowed to maturity)                                                                                        1,210            1,459
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021
(escrowed to maturity)                                                                                        2,715            3,274
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, MBIA insured, 5.75% 2012          4,850            5,588
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
     Series 2002, 6.375% 2021                                                                                 1,500            1,665
                                                                                                                              11,986

SOUTH CAROLINA -- 1.16%
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010            2,000            2,170
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
     Series 2003-C, 6.375% 2034                                                                               3,000            3,245
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
     Series 1998-A, MBIA insured, 5.25% 2010                                                                  2,785            3,039
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
     Series 1999-A, 5.125% 2012                                                                               3,000            3,199
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds,
     Series 1997, FSA insured, 5.50% 2007                                                                     2,000            2,138
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds,
     Series 1997, FSA insured, 5.00% 2009                                                                     1,000            1,081
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC insured, 6.25% 2021               4,640            5,705
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015                           8,420            8,675
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022   14,090           14,282
                                                                                                                              43,534


SOUTH DAKOTA -- 0.38%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014                     $  3,780         $  2,520
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2007                                                                    2,045            2,149
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2009                                                                    4,010            4,243
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
     Series 1999, MBIA insured, 5.00% 2010                                                                    4,175            4,433
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014                                   1,030            1,063
                                                                                                                              14,408

TENNESSEE -- 2.38%
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated
  Group Hospital Rev. Bonds,
     Series 1990-A, MBIA insured, 6.25% 2013                                                                  2,000            2,343
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2005                            3,000            3,059
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2006                            5,000            5,201
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, MBIA insured, 5.00% 2012              1,500            1,641
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
  Series 2001, 5.00% 2009                                                                                     1,500            1,608
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
  Series 2002, 5.05% 2012                                                                                    10,900           11,698
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev.
  Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (escrowed to maturity)                                3,550            4,134
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev.
  Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)                                        5,950            6,934
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds
  (Baptist Memorial Heath Care), Series 2004-A, 5.00% 2008                                                    3,000            3,157
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds
  (Baptist Memorial Heath Care), Series 2004-A, 5.00% 2020 (put 2008)                                        21,400           22,652
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.75% 2014                                                2,360            2,667
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.75% 2016                                                2,690            3,038
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2022                                                2,000            2,173
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2032                                                6,000            6,466
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
     (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011                                6,000            6,457
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
     (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013                                3,000            3,222
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011                                   3,750            2,932
                                                                                                                              89,382

TEXAS -- 12.11%
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital Corp. Project),
     Series 1998, FSA insured, 5.50% 2014                                                                     2,830            3,177
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital Corp. Project),
     Series 1998, FSA insured, 5.50% 2015                                                                     6,320            7,074
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds,
     Series 2003, MBIA insured, 5.00% 2011                                                                    1,000            1,094
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
     Series 2001-B, FSA insured, 5.75% 2016                                                                   6,800            7,670
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc.
     Obligated Group Project), Series 1998, 5.25% 2009                                                        1,620            1,721
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc.
     Obligated Group Project), Series 1998, 5.00% 2010                                                        1,705            1,786
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc.
     Obligated Group Project), Series 1998, 5.25% 2028                                                        9,400            9,426
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
     Series 2003-D, 5.40% 2029 (put 2014)                                                                     1,000            1,065
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Incorporated Project), MBIA insured, 4.90% 2015       3,360            3,607
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Incorporated Project), Series 1999-A, 5.375% 2019        2,000            2,065
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds
     (Dow Chemical Company Project), Series 2002-B3, 5.15% 2033 (put 2009)                                    6,600            7,047
Central Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 5.00% 2035                            2,500            2,583
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
     Series 2001, 5.25% 2016                                                                                  3,500            3,827
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds,
  Capital Appreciation Bonds, Series 1993-A, 0% 2013                                                          6,675            4,862
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
     Series 1998, 5.00% 2012                                                                                  1,000            1,056
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer
  System Rev. Ref. Bonds, Series 2002, 5.00% 2009                                                             1,285            1,392
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014                                                            3,400            3,684
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015                                                            2,000            2,142
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed
  Delivery), Series 2005, 5.25% 2010                                                                          1,000            1,091
Dallas Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds (Delayed
  Delivery), Series 2005, 5.25% 2013                                                                          2,000            2,214
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013          2,465            2,755
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015          3,725            4,127
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
  Series 2001, 5.50% 2014                                                                                     2,050            2,298
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
  Series 2001, 5.50% 2015                                                                                     2,150            2,397
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
  Series 2001, 5.50% 2016                                                                                     1,125            1,254
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
     Series 2001, 5.50% 2013                                                                                  2,170            2,390
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
     Series 2001, 5.50% 2015                                                                                  2,420            2,653
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2001-A, 6.375% 2029                                                                              13,900           15,237
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2015                                                                                3,120            3,361
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2016                                                                                3,000            3,222
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.25% 2008                                                                     1,890            2,022
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2011                                                                     5,000            5,567
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2014                                                                     4,790            5,397
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
     Series 1998, FSA insured, 5.50% 2015                                                                    10,325           11,611
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series 1999-A,
  MBIA insured, 5.50% 2010                                                                                    3,380            3,703
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2001-A, 5.25% 2008                                                                                   2,500            2,630
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2001-A, 5.625% 2014                                                                                  1,000            1,085
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2001-A, 5.625% 2015                                                                                  2,500            2,706
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2001-A, 5.625% 2016                                                                                  2,700            2,920
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2001-A, 5.625% 2018                                                                                  2,000            2,152
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2001-A, 5.50% 2020                                                                                   4,000            4,263
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2001-A, 5.50% 2021                                                                                   5,740            6,107
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2002, 5.50% 2015                                                                                     1,000            1,085
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2002, 5.50% 2016                                                                                     1,000            1,084
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
  Series 2002, 5.50% 2018                                                                                     1,105            1,191
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010                                  2,000            2,185
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016                                  2,700            2,970
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B, FSA insured,
  5.00% 2032 (put 2012) $  7,500         $  8,161
Harris County, Unlimited Tax Road G.O. Ref. Bonds, Series 2001, 5.375% 2015                                   2,500            2,775
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc.
  Project), Series 1996, 7.00% 2008                                                                             630              692
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc.
  Project), Series 1996, 6.75% 2016                                                                           1,740            1,899
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc.
  Project), Series 2005, 5.00% 2010                                                                           1,000            1,040
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc.
  Project), Series 2005, 5.00% 2014                                                                           1,000            1,017
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, FSA insured, 5.50% 2015           3,000            3,353
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, FSA insured, 5.00% 2022           3,000            3,138
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019                              845              429
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)     2,155            1,109
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
     Series 2005, FSA insured, 5.00% 2032                                                                    20,000           20,708
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas,
  FHA insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021                                     3,530            3,721
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds,
     Series 2001, 5.50% 2015                                                                                  1,290            1,429
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds,
     Series 2001, 5.50% 2016                                                                                  1,805            1,998
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited
  Tax School Building Bonds, Series 2003-A, 5.00% 2016                                                        2,575            2,784
Ladero Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.375% 2015                                                                                 2,000            2,215
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
     Series 2001, 5.50% 2015                                                                                  2,000            2,210
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax
  School Building and Ref. Bonds, Series 2001, 5.50% 2016                                                     2,635            2,917
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax
  Bonds, Series 2001, 5.125% 2016                                                                             2,075            2,251
Northeast Medical Clinic, Hospital Auth. (County of Humble), Rev. Bonds, FSA insured, 6.25% 2012              1,000            1,164
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.50% 2014            1,885            2,102
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series
  2001-A, 5.50% 2014 (preref. 2011)                                                                           2,115            2,372
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016           2,560            2,833
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017           2,695            2,978
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018           2,835            3,129
Public Fin. Auth., G.O. Ref. Bonds, Series 1995-A, 6.00% 2014 (preref. 2005)                                  5,000            5,018
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016                                                2,540            2,817
Board of Regents of the Texas A&M University System, Permanent University Fund Ref.
  Bonds, Series 2003, 5.25% 2016                                                                              5,000            5,510
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
  Series 2002-B, 5.25% 2015                                                                                   7,435            8,161
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
  Series 2002-B, 5.25% 2016                                                                                   2,315            2,537
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series
  1996-B, 5.00% 2011 (preref. 2006)                                                                           3,750            3,958
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series
  2001-B, 5.375% 2013 (preref. 2011)                                                                          2,000            2,237
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series
  2001-C, 5.375% 2016 (preref. 2011)                                                                          4,000            4,475
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2010        1,895            2,091
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.25% 2011        3,105            3,448
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.375% 2016       1,000            1,112
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds,
  Series 2002-B, 5.25% 2016                                                                                   7,280            8,228
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited
  Tax School Building Bonds, Series 2001-A, 5.50% 2015                                                        2,000            2,230
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited
  Tax School Building Bonds, Series 2001-A, 5.50% 2016                                                        2,500            2,786
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
     Series 2001-A, 5.50% 2022 (put 2011)                                                                    14,000           15,159
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021               1,000            1,072
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
     Series 2002, RADIAN insured, 5.125% 2017                                                                 8,000            8,423
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016                      1,000            1,074
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011         9,000            9,919
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A,
  5.25% 2015 (preref. 2009)                                                                                   1,775            1,946
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015                  3,300            3,565
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015                   9,000           10,148
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2016                   4,650            5,120
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011                          3,930            4,294
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011
  (escrowed to maturity)                                                                                         70               77
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015                                  8,425            9,177
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016                                  8,385            9,133
City of San Antonio, Hotel Occupancy Tax Subordinate Lien, Rev. Ref. Bonds,
     Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)                                                     12,700           13,522
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013                    4,260            4,728
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2015                    4,390            4,864
San Antonio Independent School Dist., Unlimited Tax School Building Bonds,
     Series 2001-A, 5.375% 2015 (preref. 2011)                                                                1,515            1,697
San Antonio Independent School Dist., Unlimited Tax School Building Bonds,
     Series 2001-A, 5.375% 2016                                                                               1,705            1,909
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
     Series 2001, 5.375% 2015                                                                                 3,875            4,262
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
     Series 2001, 5.375% 2016                                                                                 3,070            3,375
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
     Series 1997-A, MBIA insured, 5.50% 2007                                                                  4,000            4,208
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
     Series 1997-A, MBIA insured, 5.75% 2015                                                                  3,000            3,429
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.00% 2019                                                                                5,500            5,712
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.25% 2022                                                                                3,000            3,146
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev.
  Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2010                                            1,000            1,085
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev.
  Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2013                                            3,000            3,282
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008        11,000           11,718
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014                 1,330            1,352
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015                 1,830            1,946
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series
  2003, MBIA insured, 5.00% 2012                                                                              1,895            2,061
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015                                          1,500            1,639
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and Ref. Bonds,
     Capital Appreciation, Series 2000, 0% 2018                                                               2,625            1,461
                                                                                                                             454,490

UTAH -- 0.60%
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011                                                    5,000            5,586
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012                                                    8,130            8,886
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
     Series 2001-A, 5.25% 2015 (preref. 2011)                                                                 3,000            3,344
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program),
     Series 2001-A, 5.25% 2016 (preref. 2011)                                                                 4,225            4,709
                                                                                                                              22,525


VIRGINIA -- 0.98%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011                        $  3,500         $  3,954
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
     Series 1999-A, 7.50% 2029                                                                               15,500           16,540
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System
  Hospitals Project), Series 1993-A, 5.00% 2011                                                               1,300            1,411
Hanover County Industrial Dev. Auth., Hospital Rev. Bonds (Memorial Regional Medical Center Project
     at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2009                                          1,000            1,136
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
     Series 1998, 6.25% 2026                                                                                  2,490            2,553
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
     Series 1998, MBIA insured, 5.00% 2010                                                                    1,000            1,069
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999-A, 6.85% 2019                                                                                1,755            1,834
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999-B, 7.00% 2029                                                                                  960            1,011
Prince William County Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026         2,104            2,153
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2003-C, 5.00% 2005                          5,000            5,059
                                                                                                                              36,720

WASHINGTON -- 7.00%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
     Series 1999, FGIC insured, 5.25% 2021                                                                    5,500            6,176
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
     Series 1999, FGIC insured, 4.75% 2028                                                                   21,940           22,107
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
     Series 2001-C, FGIC insured, 0% 2016                                                                     2,500            1,494
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A,
  FSA insured, 5.375% 2013                                                                                    3,000           3,343
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A,
  FSA insured, 5.50% 2016                                                                                    13,000           14,476
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015             3,000            3,407
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008             5,000            5,362
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2015           5,000            5,572
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2016           5,000            5,569
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014                         6,400            7,235
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016                         7,000            7,772
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2003-A, 5.50% 2013                         1,700            1,916
Energy Northwest, Ref. Electric Rev. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017            5,000            5,557
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2013                       1,445            1,579
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2014                       1,000            1,094
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016               5,250            6,701
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 1), Series 1997-B, 5.125% 2014               5,000            5,272
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1994-A, 6.00% 2007               19,900           21,335
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012                6,200            6,659
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017                                    5,000            5,357
G.O. Bonds, Series 2003-A, 5.00% 2013                                                                         6,260            6,789
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010                                                         7,310            7,904
Various Purpose G.O. Ref. Bonds, Series R-2001A, 5.25% 2005                                                   2,000            2,030
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
     Series 2001, AMBAC insured, 5.375% 2012                                                                  1,500            1,661
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A,
  MBIA insured, 5.50% 2011                                                                                    6,565            7,332
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A,
  MBIA insured, 5.625% 2014                                                                                   3,000            3,369
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A,
  MBIA insured, 5.625% 2015                                                                                   8,635            9,623
King County, Limited Tax G.O. and Ref. Bonds, Series 2003-B, 4.00% 2005                                       6,165            6,193
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012                          2,675            3,024
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012
  (escrowed to maturity)                                                                                        325              370
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC insured, 5.25% 2015                                     2,000            2,188
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015                                    4,500            5,013
King County, Unlimited Tax G.O. Ref. Bonds, Series 2003, 5.00% 2005                                           3,000            3,021
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1993-B,
  FSA insured, 5.65% 2008                                                                                     3,030            3,291
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A,
  MBIA insured, 0% 2013                                                                                       4,000            2,851
Public Utility Dist. No. 1 of Lewis County, Rev. Ref. Bonds (Cowlitz Falls Hydroelectric Project),
     Series 2003, XLCA insured, 5.00% 2012                                                                    5,000            5,432
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
     Series 2002-B, FSA insured, 5.25% 2012                                                                   2,250            2,500
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013                                  3,835            4,179
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014                                  4,040            4,388
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015                                  4,255            4,666
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016                                 4,485            4,966
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017                                 4,440            4,910
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018                                 2,000            2,209
G.O. Improvement and Ref. Bonds, Series 2003, 4.00% 2005                                                      2,000            2,015
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds,
  Series 2001, FSA insured, 5.50% 2012                                                                        2,000            2,212
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds,
  Series 2001, FSA insured, 5.50% 2016                                                                        5,000            5,531
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2016                         3,080            3,529
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2018                         7,920            9,092
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2019                         3,630            4,188
                                                                                                                             262,459

WISCONSIN -- 1.83%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2006                  1,000            1,018
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012                  2,000            2,118
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027                18,890           19,429
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)                                                          3,390            3,666
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010                                                                    3,225            3,603
Health and Educational Facs. Auth., Rev. Bonds (Children's Hospital of Wisconsin, Inc.),
     Series 1993, FGIC insured, 5.50% 2006                                                                    2,000            2,082
Health and Educational Facs. Auth., Rev. Bonds (Children's Hospital of Wisconsin, Inc.),
     Series 1998, AMBAC insured, 5.625% 2015                                                                  1,130            1,282
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
     Series 2001, 5.625% 2014                                                                                 1,000            1,082
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
     Series 2001, 5.625% 2015                                                                                 1,100            1,185
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.80% 2010             1,110            1,160
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.90% 2011             1,165            1,216
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.125% 2016            1,000            1,035
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.375% 2022            2,000            2,060
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                           1,440            1,518
City of Janesville, Pollution Control and Industrial Dev. Rev. Bonds (General Motors Corp. Projects),
     Series 1984, 5.55% 2009                                                                                  3,650            3,874
Milwaukee Metropolitan Sewerage Dist. (Milwaukee, Ozaukee, Washington and Waukesha Counties),
     G.O. Sewerage Systems Bonds, Series 2001-A, 5.25% 2014 (preref. 2011)                                    3,590            3,998
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
     Series 1991-E, FGIC insured, 6.90% 2021                                                                  6,000            7,877
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009                                            9,645           10,340
                                                                                                                              68,543


Total bonds & notes (cost: $3,416,377,000)                                                                                 3,582,594


                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Short-term securities -- 3.99%                                                                                 (000)           (000)

City of Atlanta, Georgia, Water and Wastewater Rev. Bonds, Series 2001-C, FSA insured, 1.80% 2041(3)       $  1,500         $  1,500
State of Arizona, Improvement and Power Dist., Promissory Notes (Salt River Project Agricultural),
     Series B, TECP, 1.90% 3/18/2005                                                                          3,800            3,800
Dev. Auth. of the Unified Government of Athens-Clarke County, Georgia, Rev. Bonds
     (University of Georgia Athletic Association Project), Series 2003, 1.80% 2033(3)                         1,600            1,600
Public Building Auth. of the City of Clarksville, Tennessee, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee Municipal Bond Fund), Series 2004, 1.80% 2034(3)                                              2,300            2,300
Public Building Auth. of the City of Clarksville, Tennessee, Adjustable Rate Pooled Fncg. Rev. Bonds,
     Series 2001, 1.80% 2031(3)                                                                               2,420            2,420
Public Building Auth. of the City of Clarksville, Tennessee, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee Municipal Bond Fund), Series 2003, 1.80% 2033(3,4)                                            4,585            4,585
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue,
     Series S-1, TECP, 1.88% 3/4/2005                                                                         5,600            5,600
District of Columbia, Mulitmodal G.O. Bonds, Series 2000-A, FSA insured, 1.89% 2015(3)                        3,200            3,200
District of Columbia, Multimodal G.O. Bonds, Series 2000-B, FSA insured, 1.89% 2030(3)                        2,005            2,005
District of Columbia, Multimodal Rev. Bonds, American National Red Cross Issue,
  Series 2000, TECP, 1.92% 4/5/2005                                                                           2,800            2,800
Florida Municipal Power Agcy., Commercial Paper Notes (Initial Pooled Loan Project ),
  Series A, TECP, 1.80% 3/7/2005                                                                                408              408
State of Florida, Gulf Coast University Fncg. Corp., Capital Improvement Rev. Bonds,
  Series 2003, 1.87% 2033(3)                                                                                  1,500            1,500
Municipal Electric Auth. of Georgia, Series 1994-E, FSA insured, 1.82% 2026(3)                                5,200            5,200
Harris County, Texas, G.O. Commercial Paper Notes, Series 1998-D, 1.90% 3/16/2005                             1,156            1,156
City of Houston, Texas, Hotel Occupancy Tax and Parking Rev. Commercial Paper Notes,
     Series A, TECP, 1.83% 3/11/2005                                                                          2,800            2,800
Town of Hurley, New Mexico, Pollution Control Rev. Bonds (Kennecott Santa Fe Corp. Project),
     Series 1985, 1.81% 2015(3)                                                                               7,600            7,600
Jacksonville, Florida, Electric Auth., Electric System Tax-Exempt Commercial Paper Notes,
     Series C-1, TECP, 1.83% 3/11/2005                                                                        5,046            5,046
Hospital Auth. No. 1 of Lancaster County, Nebraska, Health Facs. Rev. Bonds
     (Immanuel Health Systems -- Williamsburg Project), Series 2000-A, 1.82% 2030(3)                          2,130            2,130
State of Maryland, Econ. Dev. Corp., Rev. Bonds (Federation of American Societies
  for Experimental Biology Project), Series 2002-A, 1.83% 2030(3)                                             2,700            2,700
Commonwealth of Massachusetts, G.O. Tax Exempt Commercial Paper Notes, Series E, TECP, 1.90% 3/18/2005        1,500            1,500
City of Memphis, Tennessee, G.O. Commercial Paper, Series 2003-A2, TECP, 1.96% 4/1/2005                       1,400            1,400
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 1.84% 2030(3)              1,115            1,115
Redev. Auth. of the County of Montgomery, Pennsylvania, Multifamily Housing Rev. Bonds
     (Kingswood Apartments Project), Series 2001-A, FNMA insured, 1.82% 2031(3)                               1,000            1,000
County of Montgomery, Tennessee, Public Building Auth., Adjustable Rate Pooled Financing Rev. Bonds
     (Tennesse County Loan Pool), Series 1997, 1.87% 2027(3,4)                                                6,885            6,885
Public Building Auth. of the County of Montgomery, Tennessee, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee County Loan Pool), Series 1999, 1.87% 2029(3)                                                10,200           10,200
Public Building Auth. of the County of Montgomery, Tennessee, Adjustable Rate Pooled Fncg. Rev. Bonds
     (Tennessee County Loan Pool), Series 2002, 1.80% 2032(3)                                                 3,100            3,100
Public Building Auth. of the County of Montgomery, Tennessee, Adjustable Rate Pooled
  Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, 1.80% 2034(3)                                   4,600            4,600
New Hampshire Health and Education Facs. Auth., Healthcare Rev. Bonds, Exeter Hospital
  Obligated Group Issue, Series 2001-B, 1.88% 2023(3)                                                         1,350            1,350
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2004-A, 4.00% 6/30/2005                          3,000            3,018
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2004-A, 5.00% 6/30/2005                         10,000           10,089
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal Series 2003-C,
  Subseries C-5, 1.86% 2031(3)                                                                                9,000            9,000
North Carolina Educational Facs. Fin. Agcy. Rev. Bonds (Duke University Project),
  Series 1991-B, 1.88% 2021(3)                                                                                1,000            1,000
Ohio State University, General Receipts Bonds, Series 1997, 1.87% 2027(3)                                     1,425            1,425
Ohio State University, General Receipts Bonds, Series 1997, 1.87% 2007(3)                                     2,400            2,400
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
     Adjustable Tender Series 1988-E, TECP, 1.90% 3/16/2005                                                   2,000            2,000
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation), Series
  2000-A, TECP, 2.00% 5/5/2005                                                                                4,500            4,500
State of Rhode Island, Health and Educational Building Corp., Educational Institution
  Rev. Bonds (Portsmouth Abbey School Issue), Series 2001, 1.80% 2031(3)                                      3,700            3,700
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg. Rev.
  Bonds (Care New England Issue), Series 2002-A, 1.80% 2032(3)                                                3,300            3,300
County of Salt Lake, Utah, Pollution Control Rev. Ref. Bonds (Service Station Holding
  Inc.), Series 1994, 1.81% 2008(3)                                                                           2,960            2,960
Sweetwater County, State of Wyoming, Customized Purchase Pollution Control Rev.
  Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP, 2.00% 4/4/2005                                        2,225            2,225
City of Tacoma, Washington, Limited Tax G.O. Bond Anticipation Notes, Series 2-B,
  TECP, 1.94% 4/11/2005                                                                                       1,500            1,500
Texas Public Fin. Auth., Tax-Exempt Commercial Paper Rev. Notes, Series 2003, TECP,
  1.80% 3/3/2005                                                                                              1,000            1,000
Tulsa County, Oklahoma, Industrial Auth., Mortgage Rev. Bonds (Montereau in Warren
  Woods Project), Series 2002-A, 1.81% 2032(3)                                                                1,900            1,900
Uinta County, Wyoming Pollution Control Ref. Rev. Bonds, Chevron U.S.A. Inc Project,
  Series 1992, 1.80% 2022(3)                                                                                  1,000            1,000
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc.
  Project), Series 2003B, 1.81% 2037(3)                                                                       1,550            1,550
State of Virginia, Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds
     (Howard Hughes Medical Institute Issue), Series 2003-B, 1.88% 2038(3,4)                                  4,700            4,700
West Virginia Higher Education Policy Commission, Rev. Bonds (Higher Education Facs.),
     Series 2004-B, FGIC insured, 6.00% 4/1/2005                                                              2,710            2,719


TOTAL SHORT-TERM SECURITIES (COST: $149,503,000)                                                                             149,486


TOTAL INVESTMENT SECURITIES (COST: $3,565,880,000)                                                                         3,732,080
OTHER ASSETS LESS LIABILITIES                                                                                                 19,961

NET ASSETS                                                                                                                $3,752,041


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,354,000, which represented 0.17% of the net assets of the fund.

(2) Company not making scheduled interest payments; bankruptcy proceedings pending.

(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department Dev. =
Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt
Commercial Paper



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a)(1)The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a)(2)The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF
AMERICA, INC.



By /s/ Neil L. Langberg
-----------------------------------
Neil L. Langberg, President and PEO

Date: May 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Neil L. Langberg
-----------------------------------
Neil L. Langberg, President and PEO

Date: May 6, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: May 6, 2005